   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2001
                                                Registration No. 333-5827
                                                Registration No. 811-7645
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ___________

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                     (GROUP VARIABLE ANNUITY I, II & III)

                        Pre-Effective Amendment No.         [_]

                        Post-Effective Amendment No. 9     [X]

                                    AND/OR

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 19             [X]

                                  ___________


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110

                           Fort Wayne, Indiana  46802
              (Address of Depositor's Principal Executive Offices)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  219-455-2000

                        ELIZABETH A. FREDERICK, ESQUIRE
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                                 P.O. Box 1110
                        Fort Wayne, Indiana 46802
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                            Brian M. Burke, Esquire
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                                 P.O. Box 1110
                        Fort Wayne, Indiana 46802
                      Telephone No. (219) 455-2000

It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on May 1, 2001, pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on ________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.


Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus and statement of additional information included herein also relate to the registrant's registration statements on Form N-4 (File No. 333-04999 and File No. 333-05815).

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
GROUP VARIABLE ANNUITY CONTRACTS I, II, & III

Servicing Office:           Home Office:
Lincoln National Life       Lincoln National Life
Insurance Company           Insurance Company
P.O. Box 9740               1300 South Clinton Street
Portland, ME 04104          Fort Wayne, IN 46802
(800) 341-0441

www.LincolnLife.com

This Prospectus describes group annuity contracts and individual certificates issued by Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with qualified and non-qualified retirement PLANS. Generally, neither the CONTRACTOWNER nor the individual PARTICIPANT pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and, as permitted by the plan for which the CONTRACTOWNER purchases the contract, to provide retirement income that a PARTICIPANT cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, we pay the BENEFICIARY or the plan a DEATH BENEFIT.

If the CONTRACTOWNER gives certain rights to PLAN PARTICIPANTS, we issue active life certificates to them. PARTICIPANTS choose whether ACCOUNT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If a PARTICIPANT allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.

All CONTRIBUTIONS for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account L (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If a PARTICIPANT puts all or some CONTRIBUTIONS into one or more of the contract's SUBACCOUNTS, the PARTICIPANT takes all the investment risk on the ACCOUNT VALUE and the retirement income. If the selected SUBACCOUNTS make money, ACCOUNT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the selected SUBACCOUNTS. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES THE INVESTMENT IN THE CONTRACT.

The available SUBACCOUNTS, and the funds in which they invest, are listed below. The CONTRACTOWNER decides which of these SUBACCOUNTS are available under the contract for PARTICIPANT allocations. For more information about the investment objectives, policies and risks of the funds please refer to the Prospectuses for the funds.


AFIS Growth Account
  American Funds Insurance Series (AFIS)
  Growth Fund Class 2


AFIS International Account
  American Funds Insurance Series (AFIS)
  International Fund Class 2


AMT Mid-Cap Growth Account
  Neuberger Berman Advisors Management Trust (AMT) Mid-Cap Growth Portfolio


Asset Manager Account
  Fidelity Variable Insurance Products
  Asset Manager Portfolio Initial Class


AVP Growth Account
  Alliance Variable Products Series Fund (AVP)
  Growth Portfolio Class B


AVP Technology Account
  Alliance Variable Products Series Fund (AVP)
  Technology Portfolio Class B


Balanced Account
  American Century Variable Portfolios, Inc.
  Balanced Fund


Capital Appreciation Account
  Lincoln National Capital Appreciation Fund


DGPF Real Estate Account
  Delaware Group Premium Fund (DGPF)
  REIT Series Service Class


DGPF Trend Account
  Delaware Group Premium Fund (DGPF)
  Trend Series Service Class


Equity-Income Account
  Fidelity Variable Insurance Products
  Equity-Income Portfolio Initial Class


Global Growth Account
  Janus Aspen Series Worldwide
  Growth Portfolio Institutional Shares


Growth I Account
  Fidelity Variable Insurance Products
  Growth Portfolio Initial Class


Growth and Income Account
  Lincoln National Growth and Income Fund


Index Account
  Dreyfus Stock Index Fund Initial Class


International Stock Account
  T. Rowe Price International Stock Portfolio


Mid Cap Growth I Account
  Lincoln National Aggressive Growth Fund


Mid Cap Value Account
  Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio


Small Cap Account
  Dreyfus Variable Insurance Fund
  Small Cap Portfolio Initial Shares


Small Cap Growth Account
  Baron Capital Asset Fund Insurance Shares


Social Awareness Account
  Lincoln National Social Awareness Fund


VIP Contrafund Account
  Fidelity Variable Insurance Products
  Contrafund Portfolio Service Class 2


This Prospectus gives you information about the contracts and certificates that CONTRACTOWNERS and PARTICIPANTS should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE AND COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts and certificates. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, ME 04104, or call 1-800-341-0441.

The SAI and other information about LINCOLN LIFE and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2001

TABLE OF CONTENTS



                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           7
--------------------------------------------
Investment results                        9
--------------------------------------------
Financial statements                      9
--------------------------------------------
The Lincoln National Life Insurance
Company                                   9
--------------------------------------------
Fixed side of the contract                9
--------------------------------------------
Variable annuity account (VAA)            9
--------------------------------------------
Investments of the VAA                   10
--------------------------------------------
Charges and other deductions             13
--------------------------------------------



--------------------------------------------
                                        PAGE

The contracts                            15
--------------------------------------------
Annuity payouts                          20
--------------------------------------------
Federal tax matters                      21
--------------------------------------------
Voting rights                            24
--------------------------------------------
Distribution of the contracts            24
--------------------------------------------
Return privilege                         24
--------------------------------------------
State regulation                         24
--------------------------------------------
Records and reports                      24
--------------------------------------------
Other information                        24
--------------------------------------------
Group Variable Annuity Contracts I,
II, & III Statement of Additional
Information
Table of contents                        25
--------------------------------------------



SPECIAL TERMS



ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account L, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.



ACCOUNT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.



ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE for the variable side of the contract.



ANNUITANT -- The person on whose life the annuity benefit payments made after an ANNUITY COMMENCEMENT DATE are based.



ANNUITY COMMENCEMENT DATE -- The date on which LINCOLN LIFE makes the first ANNUITY PAYOUT to the annuitant.



ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.



ANNUITY UNIT -- A measure used to calculate the amount of each ANNUITY PAYOUT for the variable side of the contract after an ANNUITY COMMENCEMENT DATE.



BENEFICIARY -- The person the PARTICIPANT chooses to receive any DEATH BENEFIT paid if the PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE.



CONTRACTOWNER -- The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).



CONTRIBUTIONS -- Amounts paid into the contract.



DEATH BENEFIT -- An amount payable to a designated BENEFICIARY if a PARTICIPANT dies before his or her annuity commencement date.



LINCOLN LIFE (we, us our) -- The Lincoln National Life Insurance Company.



PARTICIPANT -- An employee or other person affiliated with the CONTRACTOWNER on whose behalf we maintain an account under the contract.



PARTICIPATION YEAR -- A 12 month period starting with the date that we receive the first CONTRIBUTION on behalf of a PARTICIPANT and on each anniversary after that.



PLAN -- The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.



SUBACCOUNT -- The portion of the VAA that reflects investments in accumulation and ANNUITY UNITS of a class of a particular fund available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund.



VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.



VALUATION PERIOD -- The period starting at the close of trading (normally
4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES


CONTRACTOWNER TRANSACTION EXPENSES FOR GVA I, II, & III:

The maximum surrender charge (contingent deferred sales
charge) as a percentage of the gross withdrawal amount:       GVA I   GVA II   GVA III
                                                                5%      6%      None

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal.

CONTRACT FEES FOR GVA I, II, & III:
Annual administration charge (per participant): $25
Loan establishment fee (per loan): $50
Systematic withdrawal option fee: $30

The annual administration charge may be paid by an employer on behalf of PARTICIPANTS. It is not charged during the annuity period.


We may reduce or waive these charges in certain situations. See "Charges and other deductions" and "The contracts."



ACCOUNT L ANNUAL EXPENSES FOR GVA I, II, & III SUBACCOUNTS:
(as a percentage of average account value):
"Standard" mortality and expense risk charge: 1.00%
"Breakpoint" mortality and expense risk charge*: .75%



  * Only certain contracts or PLANS are eligible for a breakpoint charge. See "Charges and other deductions."



ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2000:


(as a percentage of each fund's average net assets):


                                               MANAGEMENT             12B-1             OTHER                 TOTAL
                                               FEES            +      FEES       +      EXPENSES       =      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
 1.  AVP Growth Class B                        0.75%                  0.25%             0.08%                 1.08%
-----------------------------------------------------------------------------------------------------------------------
 2.  AVP Technology Class B(1)                 1.00                   0.25              0.08                  1.33
-----------------------------------------------------------------------------------------------------------------------
 3.  American Century VP Balanced              0.90                   0.00              0.00                  0.90
-----------------------------------------------------------------------------------------------------------------------
 4.  AFIS Growth Class 2                       0.36                   0.25              0.02                  0.63
-----------------------------------------------------------------------------------------------------------------------
 5.  AFIS International Class 2                0.54                   0.25              0.05                  0.84
-----------------------------------------------------------------------------------------------------------------------
 6.  Baron Capital Asset Insurance Shares(2)*  0.84                   0.25              0.41                  1.50
-----------------------------------------------------------------------------------------------------------------------
 7.  DGPF Real Estate Service Class(3)*        0.54                   0.15              0.31                  1.00
-----------------------------------------------------------------------------------------------------------------------
 8.  DGPF Trend Service Class(4)*              0.74                   0.15              0.11                  1.00
-----------------------------------------------------------------------------------------------------------------------
 9.  Dreyfus Stock Index Initial Shares        0.25                   0.00              0.01                  0.26
-----------------------------------------------------------------------------------------------------------------------
10.  Dreyfus VIF: Small Cap Initial Shares     0.75                   0.00              0.03                  0.78
-----------------------------------------------------------------------------------------------------------------------
11.  Fidelity VIP Growth Initial Class(5)      0.57                   0.00              0.08                  0.65
-----------------------------------------------------------------------------------------------------------------------
12.  Fidelity VIP Equity Income Initial
     Class(5)                                  0.48                   0.00              0.08                  0.56
-----------------------------------------------------------------------------------------------------------------------
13.  Fidelity VIP - Asset Manager Initial
     Class                                     0.53                   0.00              0.08                  0.61
-----------------------------------------------------------------------------------------------------------------------
14.  Fidelity VIP Contrafund Service
     Class-2(5)                                0.57                   0.25              0.10                  0.92
-----------------------------------------------------------------------------------------------------------------------
15.  Janus Aspen Series: Worldwide Growth
     Institutional Shares                      0.65                   0.00              0.04                  0.69
-----------------------------------------------------------------------------------------------------------------------
16.  Lincoln National Aggressive Growth        0.70                   0.00              0.08                  0.78
-----------------------------------------------------------------------------------------------------------------------
17.  Lincoln National Capital Appreciation     0.71                   0.00              0.05                  0.76
-----------------------------------------------------------------------------------------------------------------------
18.  Lincoln National Growth and Income        0.31                   0.00              0.05                  0.36
-----------------------------------------------------------------------------------------------------------------------
19.  Lincoln National Social Awareness         0.33                   0.00              0.05                  0.38
-----------------------------------------------------------------------------------------------------------------------
20.  Neuberger Berman AMT: Mid-Cap Growth      0.84                   0.00              0.14                  0.98
-----------------------------------------------------------------------------------------------------------------------
21.  Neuberger Berman AMT:Partners             0.82                   0.00              0.10                  0.92
-----------------------------------------------------------------------------------------------------------------------
22.  T. Rowe Price International Portfolio     1.05                   0.00              0.00                  1.05
-----------------------------------------------------------------------------------------------------------------------



* After waivers and/or reimbursements.

VOLUNTARY FEE REIMBURSEMENTS:


THE FOLLOWING FUNDS VOLUNTARILY WAIVE EXPENSES TO THE EXTENT NECESSARY TO NOT EXCEED A MAXIMUM TOTAL EXPENSE RATIO.



(1) For the period January 1, 2000 through April 30, 2000, the Adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement arranagement is no longer in effect. With the waiver/reimbursement, the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07% and 1.31% respectively.



(3) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding any taxes, interest, brokerage fee, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for REIT. Without such an arrangement total operating expense for the Series would have been 1.21% for REIT. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



(4) Effective May 1, 2001 through October 31, 2001, Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding any taxes, interest, brokerage fee, extraordinary expenses and 12b-1 fees) will not exceed 0.85% for Trend. Without such an arrangement total operating expense for the Series would have been 1.01% for Trend. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



CONTRACTUAL FEE REIMBURSEMENTS:


THE FOLLOWING FUNDS CONTRACTUALLY WAIVE THE MANAGEMENT FEE TO THE EXTENT NECESSARY TO NOT EXCEED A MAXIMUM TOTAL EXPENSE RATIO.



(2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.


EXAMPLES
(expenses of the SUBACCOUNTS and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                        STANDARD*
                                   GVA I                 GVA II                 GVA III
                           ---------------------  ---------------------  ---------------------
                             1     3     5    10    1     3     5    10    1     3     5    10
                           YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS
-----------------------------------------------------------------------  ---------------------
 1.  AFIS Growth Account   $69  108   149   211   79   118   160   237   17    53    91    198
-----------------------------------------------------------------------  ---------------------
 2.  AFIS International
     Account               $71  114   160   233   81   124   170   258   19    59   102    220
-----------------------------------------------------------------------  ---------------------
 3.  AMT Mid-Cap Growth
     Account               $72  118   166   248   82   128   177   273   21    63   109    235
-----------------------------------------------------------------------  ---------------------
 4.  Asset Manager
     Account               $68  107   148   209   79   118   159   235   17    52    90    196
-----------------------------------------------------------------------  ---------------------
 5.  AVP Growth Account    $73  121   171   258   83   131   182   283   22    66   114    245
-----------------------------------------------------------------------  ---------------------
 6.  AVP Technology
     Account               $75  128   183   283   85   138   194   307   24    74   127    271
-----------------------------------------------------------------------  ---------------------
 7.  Balanced Account      $71  128   183   239   81   126   173   265   20    61   105    227
-----------------------------------------------------------------------  ---------------------
 8.  Capital Appreciation
     Account               $70  128   183   225   80   122   167   250   18    57    98    212
-----------------------------------------------------------------------  ---------------------
 9.  DGPF Real Estate
     Account               $72  128   183   250   82   129   178   275   21    64   110    237
-----------------------------------------------------------------------  ---------------------
10.  DGPF Trend Account    $72  128   183   250   82   129   178   275   21    64   110    237
-----------------------------------------------------------------------  ---------------------
11.  Equity Income
     Account               $68  128   183   203   78   116   157   229   16    51    87    190
-----------------------------------------------------------------------  ---------------------
12.  Global Growth
     Account               $69  128   183   217   79   120   163   243   18    55    94    204
-----------------------------------------------------------------------  ---------------------
13.  Growth I Account      $69  128   183   213   79   119   161   239   17    53    92    200
-----------------------------------------------------------------------  ---------------------
14.  Growth & Income
     Account               $66  128   183   182   76   110   147   208   14    44    77    168
-----------------------------------------------------------------------  ---------------------
15.  Index Account         $65  128   183   171   75   107   142   197   13    41    71    157
-----------------------------------------------------------------------  ---------------------
16.  International
     Account               $73  128   183   255   83   130   180   280   21    66   113    242
-----------------------------------------------------------------------  ---------------------
17.  Mid Cap Growth I
     Account               $70  128   183   227   80   122   168   252   19    57    99    214
-----------------------------------------------------------------------  ---------------------
18.  Mid Cap Value
     Account               $71  128   183   241   82   126   174   267   20    62   106    229
-----------------------------------------------------------------------  ---------------------
19.  Small Cap Account     $70  128   183   227   80   122   168   252   19    57    99    214
-----------------------------------------------------------------------  ---------------------
20.  Small Cap Growth
     Account               $77  128   183   300   87   143   202   324   26    79   135    288
-----------------------------------------------------------------------  ---------------------
21.  Social Awareness
     Account               $66  128   183   184   76   111   148   210   14    45    78    170
-----------------------------------------------------------------------  ---------------------
22.  VIP Contrafund
     Account               $71  128   183   241   82   126   174   267   20    62   106    229
-----------------------------------------------------------------------  ---------------------



*Examples shown may be less for PLANS qualifying for "breakpoint" mortality and expense risk charge.

If you do not surrender your contract or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:



                                                        STANDARD*
                                   GVA I                 GVA II                 GVA III
                           ---------------------  ---------------------  ---------------------
                             1     3     5    10    1     3     5    10    1     3     5    10
                           YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS
-----------------------------------------------------------------------  ---------------------
 1.  AFIS Growth Account   $17   52    90   197   17    52    89   195   17    53    91    198
-----------------------------------------------------------------------  ---------------------
 2.  AFIS International
     Account               $19   59   101   219   19    58   100   218   19    59   102    220
-----------------------------------------------------------------------  ---------------------
 3.  AMT Mid-Cap Growth
     Account               $20   63   109   234   20    63   108   232   21    63   109    235
-----------------------------------------------------------------------  ---------------------
 4.  Asset Manager
     Account               $17   52    89   195   17    51    88   193   17    52    90    196
-----------------------------------------------------------------------  ---------------------
 5.  AVP Growth Account    $21   66   114   245   21    66   113   243   22    66   114    245
-----------------------------------------------------------------------  ---------------------
 6.  AVP Technology
     Account               $24   74   126   270   24    73   125   268   24    74   127    271
-----------------------------------------------------------------------  ---------------------
 7.  Balanced Account      $20   61   104   226   19    60   103   224   20    61   105    227
-----------------------------------------------------------------------  ---------------------
 8.  Capital Appreciation
     Account               $18   56    97   211   18    56    96   209   18    57    98    212
-----------------------------------------------------------------------  ---------------------
 9.  DGPF Real Estate
     Account               $21   64   110   236   20    63   109   234   21    64   110    237
-----------------------------------------------------------------------  ---------------------
10.  DGPF Trend Account    $21   64   110   236   20    63   109   234   21    64   110    237
-----------------------------------------------------------------------  ---------------------
11.  Equity Income
     Account               $16   50    87   189   16    50    86   187   16    51    87    190
-----------------------------------------------------------------------  ---------------------
12.  Global Growth
     Account               $18   54    94   203   17    54    93   202   18    55    94    204
-----------------------------------------------------------------------  ---------------------
13.  Growth I Account      $17   53    91   199   17    53    91   197   17    53    92    200
-----------------------------------------------------------------------  ---------------------
14.  Growth & Income
     Account               $14   44    76   167   14    44    75   165   14    44    77    168
-----------------------------------------------------------------------  ---------------------
15.  Index Account         $13   41    71   156   13    40    70   154   13    41    71    157
-----------------------------------------------------------------------  ---------------------
16.  International
     Account               $21   65   112   241   21    65   111   240   21    66   113    242
-----------------------------------------------------------------------  ---------------------
17.  Mid Cap Growth I
     Account               $18   57    98   213   18    57    97   211   19    57    99    214
-----------------------------------------------------------------------  ---------------------
18.  Mid Cap Value
     Account               $20   61   105   228   20    61   104   226   20    62   106    229
-----------------------------------------------------------------------  ---------------------
19.  Small Cap Account     $18   57    98   213   18    57    97   211   19    57    99    214
-----------------------------------------------------------------------  ---------------------
20.  Small Cap Growth
     Account               $26   79   135   287   25    78   134   285   26    79   135    288
-----------------------------------------------------------------------  ---------------------
21.  Social Awareness
     Account               $14   45    77   170   14    44    76   168   14    45    78    170
-----------------------------------------------------------------------  ---------------------
22.  VIP Contrafund
     Account               $20   61   105   228   20    61   104   226   20    62   106    229
-----------------------------------------------------------------------  ---------------------



The Expense Tables reflect expenses of the VAA as well as expenses of the Funds. We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.



For more information, see "Charges and other deductions" in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


*Examples shown may be less for PLANS qualifying for "breakpoint" mortality and expense risk charge.

SUMMARY


WHAT KIND OF CONTRACT IS THIS? It is a group variable annuity contract between the CONTRACTOWNER and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."



WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See "Variable annuity account."



WHAT ARE THE CONTRACT'S INVESTMENT CHOICES? Based upon instructions, the VAA applies CONTRIBUTIONS to buy shares in one or more of the funds: See "Investments of the VAA--Description of the Funds."



WHO ADVISES THE FUNDS? Several different investment advisers manage the funds. See "Investments of the VAA--Description of the Funds."



HOW DO THE CONTRACTS WORK? If we approve the application, we will send the CONTRACTOWNER a contract. When PARTICIPANTS make CONTRIBUTIONS, they buy ACCUMULATION UNITS. If the PARTICIPANT decides to receive retirement income payments, we convert ACCUMULATION UNITS to ANNUITY UNITS. Retirement income payments will be based on the number of ANNUITY UNITS received and the value of each ANNUITY UNIT on payout days. See "The contracts" and "Annuity payouts."



WHAT CHARGES DO I PAY UNDER THE CONTRACT? If PARTICIPANTS in GVA I or GVA II withdraw account value, a surrender charge of 0-5% or 0-6%, respectively, of the gross withdrawal amount applies depending upon how many PARTICIPATION YEARS the PARTICIPANT has been in the contract. We may reduce or waive surrender charges in certain situations. See "Charges and other deductions--Surrender charge for GVA I and GVA II."


There is no surrender charge for GVA III.


We charge an account fee charge of $25 per PARTICIPANT account. We will deduct any applicable premium tax from CONTRIBUTIONS or ACCOUNT VALUE at the time the tax is incurred or at another time we choose.



We apply an annual charge totaling 1.00% "standard", or .75% "breakpoint", to the daily net asset value of the VAA. See "Charges and other deductions."


The funds' investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.


WHAT CONTRIBUTIONS ARE NECESSARY, AND HOW OFTEN? CONTRIBUTIONS made on behalf of PARTICIPANTS may be in any amount unless the CONTRACTOWNER or the PLAN has a minimum amount. See "The contracts--Contributions."



HOW WILL ANNUITY PAYOUTS BE CALCULATED? If a PARTICIPANT decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payout options." REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.



WHAT HAPPENS IF A PARTICIPANT DIES BEFORE HE OR SHE ANNUITIZES? The beneficiary has options as to how any death benefit is paid. See "The contracts--Death benefit before the annuity commencement date".



MAY PARTICIPANTS TRANSFER ACCOUNT VALUE BETWEEN SUBACCOUNTS, AND BETWEEN THE VAA AND THE FIXED ACCOUNT? Before the annuity commencement date, yes, subject to the terms of the plan. See "The contracts--Transfers on or before the annuity commencement date."



MAY A PARTICIPANT WITHDRAW ACCOUNT VALUE? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See "Charges and other deductions." Under GVA III, a PARTICIPANT may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the PARTICIPANT intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See "Fixed account withdrawal/ transfer limits for GVA III." The CONTRACTOWNER must also approve PARTICIPANT withdrawals under Section 401(a) PLANS and PLANS subject to Title I of ERISA. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."



DO PARTICIPANTS GET A FREE LOOK AT THEIR CERTIFICATES? A PARTICIPANT under a
Section 403(b) or 408 PLAN and certain non-qualified PLANS can cancel the active life certificate within ten days (in some states longer) of the date the PARTICIPANT receives the certificate. The PARTICIPANT needs to give notice to our servicing office. See "Return privilege."

CONDENSED FINANCIAL INFORMATION



ACCUMULATION UNIT VALUES



The following information relating to ACCUMULATION UNIT values and number of ACCUMULATION UNITS for the period ended December 31, 2000 comes from the VAA'S financial statements. It should be read in conjunction with the VAA'S financial statements and notes which are all included in the SAI.



                                                                        1999                   2000
                                                                ---------------------  ---------------------
                                      1996     1997     1998    STANDARD  BREAKPOINT+  STANDARD  BREAKPOINT+
------------------------------------------------------------------------------------------------------------
AFIS Growth Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 8.991       8.997
 . End of period number of units
  (000's omitted)..................                                                         88           1
------------------------------------------------------------------------------------------------------------
AFIS International Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 8.582       8.587
 . End of period number of units
  (000's omitted)..................                                                         17           0
------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 7.673       7.678
 . End of period number of units
  (000's omitted)..................                                                         59           1
------------------------------------------------------------------------------------------------------------
Asset Manager Account*
 . Beginning of period unit value...  $16.309   17.267   20.583   23.445      24.279     25.787      25.819
 . End of period unit value.........  $17.267   20.583   23.445   25.787      25.819     24.527      24.619
 . End of period number of units
  (000's omitted)..................       25    4,471    4,638    4,152         251      3,547         200
------------------------------------------------------------------------------------------------------------
AVP Growth Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 8.743       8.748
 . End of period number of units
  (000's omitted)..................                                                          8           0
------------------------------------------------------------------------------------------------------------
AVP Technology Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 7.094       7.098
 . End of period number of units
  (000's omitted)..................                                                         58           1
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                        1999                   2000
                                                                ---------------------  ---------------------
                                      1996     1997     1998    STANDARD  BREAKPOINT+  STANDARD  BREAKPOINT+
Balanced Account*
 . Beginning of period unit value...  $15.698   16.213   18.550   21.263      21.702     23.168      23.198
 . End of period unit value.........  $16.213   18.550   21.263   23.168      23.198     22.330      22.414
 . End of period number of units
  (000's omitted)..................        2    1,267    1,269    1,099          94      1,000          98
------------------------------------------------------------------------------------------------------------
Capital Appreciation Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 8.243       8.249
 . End of period number of units
  (000's omitted)..................                                                         25           3
------------------------------------------------------------------------------------------------------------
DGPF Real Estate Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $10.569      10.575
 . End of period number of units
  (000's omitted)..................                                                         56           1
------------------------------------------------------------------------------------------------------------
DGPF Trend Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 7.781       7.786
 . End of period number of units
  (000's omitted)..................                                                         45           0
------------------------------------------------------------------------------------------------------------
Equity-Income Account*
 . Beginning of period unit value...  $14.763   15.790   19.985   22.087      24.433     23.252      23.281
 . End of period unit value.........  $15.790   19.985   22.087   23.252      23.281     24.959      25.052
 . End of period number of units
  (000's omitted)..................       10    3,608    4,155    3,856         182      3,030         155
------------------------------------------------------------------------------------------------------------
Global Growth Account**
 . Beginning of period unit value...                    $10.000   12.520      13.979     20.385      20.410
 . End of period unit value.........                    $12.520   20.385      20.410     17.019      17.083
 . End of period number of units
  (000's omitted)..................                         75    1,054          74      2,225         150
------------------------------------------------------------------------------------------------------------

                                                                        1999                   2000
                                                                ---------------------  ---------------------
                                      1996     1997     1998    STANDARD  BREAKPOINT+  STANDARD  BREAKPOINT+
------------------------------------------------------------------------------------------------------------
Growth I Account*
 . Beginning of period unit value...  $22.793   23.220   28.328   39.122      44.085     53.234      53.301
 . End of period unit value.........  $23.220   28.328   39.122   53.234      53.301     46.917      47.094
 . End of period number of units
  (000's omitted)..................        8    4.982    5.291    5.554         151      5,136         184
------------------------------------------------------------------------------------------------------------
Growth & Income Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 9.051       9.057
 . End of period number of units
  (000's omitted)..................                                                          9           1
------------------------------------------------------------------------------------------------------------
Index Account*
 . Beginning of period unit value...  $21.013   22.705   29.827   37.861      41.583     45.208      45.265
 . End of period unit value.........  $22.705   29.827   37.861   45.208      45.265     40.604      40.757
 . End of period number of units
  (000's omitted)..................        3    3,317    3,913    3,815         352      3,325         282
------------------------------------------------------------------------------------------------------------
International Stock Account*
 . Beginning of period unit value...  $11.687   12.276   12.503   14.342      14.861     18.931      18.955
 . End of period unit value.........  $12.276   12.503   14.342   18.931      18.995     15.400      15.457
 . End of period number of units
  (000's omitted)..................        5    1,837    2,049    1,818         122      1,634          80
------------------------------------------------------------------------------------------------------------
Mid Cap Growth I Account**
 . Beginning of period unit value...                    $10.000   12.454      12.865     17.563      17.585
 . End of period unit value.........                    $12.454   17.563      17.585     16.920      16.984
 . End of period number of units
  (000's omitted)..................                         19    1,486         202      2,416         156
------------------------------------------------------------------------------------------------------------
Mid Cap Value Account**
 . Beginning of period unit value...                    $10.000   11.861      13.254     12.609      12.625
 . End of period unit value.........                    $11.861   12.609      12.625     12.571      12.619
 . End of period number of units
  (000's omitted)..................                         27      150          21        212          32
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                        1999                   2000
                                                                ---------------------  ---------------------
                                      1996     1997     1998    STANDARD  BREAKPOINT+  STANDARD  BREAKPOINT+
Small Cap Account*
 . Beginning of period unit value...  $14.854   15.286   17.632   16.856      18.723     20.552      20.578
 . End of period unit value.........  $15.286   17.632   16.856   20.552      20.578     23.056      23.142
 . End of period number of units
  (000's omitted)..................       12    3,524    3,954    3,430         192      3,368         159
------------------------------------------------------------------------------------------------------------
Small Cap Growth Account**
 . Beginning of period unit value...                    $10.000   13.218      15.583     17.775      17.800
 . End of period unit value.........                    $13.218   17.775      17.800     17.132      17.198
 . End of period number of units
  (000's omitted)..................                         27      460          23        635          32
------------------------------------------------------------------------------------------------------------
Social Awareness Account**
 . Beginning of period unit value...                    $10.000   12.791      13.358     14.619      14.637
 . End of period unit value.........                    $12.791   14.619      14.637     13.268      13.318
 . End of period number of units
  (000's omitted)..................                         33    1,107          88      1,127         116
------------------------------------------------------------------------------------------------------------
VIP Contrafund Account***
 . Beginning of period unit value...                                                    $10.000      10.000
 . End of period unit value.........                                                    $ 9.412       9.419
 . End of period number of units
  (000's omitted)..................                                                          2           0
------------------------------------------------------------------------------------------------------------
Pending Allocation Account*
 . Beginning of period unit value...  $11.123   11.277   11.894   12.544      12.843     13.192      13.195
 . End of period unit value.........  $11.277   11.894   12.544   13.192      13.195     14.024      14.054
 . End of period number of units
  (000's omitted)..................        1       30       17       12           0          7           0
------------------------------------------------------------------------------------------------------------



 + Breakpoint unit values commenced on June 29, 1999.

 * The Sub-Account indicated commenced operations on September 26, 1996. ** The Sub-Account indicated commenced operation on October 1, 1998.

*** The Sub-Account indicated commenced operation on September 27, 2000.

INVESTMENT RESULTS


The VAA advertises the annual performance of the SUBACCOUNTS for the funds on both a standardized and nonstandardized basis.



The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.



The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.



For additional information about performance calaculations, please refer to the SAI.



FINANCIAL STATEMENTS



The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104 or calling 1-800-341-0441.


THE LINCOLN NATIONAL LIFE INSURANCE COMPANY


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. LINCOLN LIFE is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


FIXED SIDE OF THE CONTRACT

CONTRIBUTIONS allocated to the fixed account become part of LINCOLN LIFE'S general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are subject to regulation under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

CONTRIBUTIONS allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A CONTRIBUTION allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all PARTICIPANT data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.



UNDER GVA III, SPECIAL LIMITS APPLY TO TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT. SEE "CHARGES AND OTHER DEDUCTIONS--FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS FOR GVA III."



VARIABLE ANNUITY ACCOUNT (VAA)



On April 29, 1996, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. CONTRACTOWERS AND PARTICIPANTS, AS APPLICABLE, ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.


INVESTMENTS OF THE VAA

The CONTRACTOWNER decides which of the SUBACCOUNTS available under the contract will be available for PARTICIPANT allocations. There is a separate SUBACCOUNT which corresponds to each fund. PARTICIPANT allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.


Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's adviser. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


DESCRIPTION OF THE FUNDS


Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information can be obtained from the current Prospectus for the fund, which is included in this booklet. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE.



  1. ALLIANCE VARIABLE PRODUCTS SERIES FUND -- Growth Portfolio seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment adviser.


  2. ALLIANCE VARIABLE PRODUCTS SERIES FUND -- Technology Portfolio seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment adviser.


  3. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- Balanced fund seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities. American Century Investment Management, Inc. is the investment manager of this portfolio.


  4. AMERICAN FUNDS INSURANCE SERIES -- Growth fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.


  5. AMERICAN FUNDS INSURANCE SERIES -- International fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.


  6. BARON CAPITAL FUNDS TRUST -- Baron Capital Asset Fund's investment objective is to purchase stocks, judged by the adviser, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment adviser.


  7. DELAWARE GROUP PREMIUM FUND -- REIT Series seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry. Delaware Management Company serves as the Fund's investment adviser.



  8. DELAWARE GROUP PREMIUM FUND -- Trend Series seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies. Delaware Management Company serves as the Fund's investment adviser.



  9. DREYFUS STOCK INDEX FUND is a non-diversified index fund that seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus, is the Fund index manager.



  10. DREYFUS VARIABLE INVESTMENT FUND -- Small Cap Portfolio seeks to maximize capital appreciation by investing primarily in small- cap companies with total market values of less than $1.5 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $1.5 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings. The portfolio manager seeks companies believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions. The Dreyfus Corporation serves as the Portfolio's investment adviser.



  11. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Growth Portfolio seeks long-term capital appreciation. The Portfolio normally purchases common stocks. Fidelity Management & Research Company ("FMR") is the manager of this portfolio.



  12. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500). FMR is the investment manager of this portfolio.



  13. FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.


  14. FIDELITY VARIABLE INSURANCE PRODUCTS -- Contrafund Portfolio seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public. FMR is the investment manager of the portfolio.


  15. JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment adviser.


  16. LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. seeks to maximize capital appreciation. The fund invest in stocks of small, lesser known companies which have a chance to grow significantly in a short time. Delaware Lincoln Investment Advisers is the Fund's investment adviser, and Putnam Investment Management, LLC is the Fund's investment sub-adviser.


  17. LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. -- seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of al sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds. Delaware Lincoln Investment Advisers is the Fund's investment adviser and Janus Capital Corporation is the Fund's investment sub-adviser.


  18. LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. -- seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Delaware Lincoln Investment Advisers is the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's investment sub-adviser.


  19. LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria. Vantage Investment Advisers is the Fund's investment adviser.

  20. NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- Mid-Cap Growth Portfolio seeks capital appreciation by investing primarily in common stocks of medium -capitalization companies, using a growth-oriented investment approach. Neuberger Berman, LLC serves as the Fund's investment adviser.


  21. NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- Partners Portfolio seeks capital growth by investing mainly in common stocks of mid- to large-capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Incorporated serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.


  22. T. ROWE PRICE INTERNATIONAL SERIES, INC. -- T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price International, Inc. is the investment manager of this portfolio.



Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio into which initial contributions are invested pending LINCOLN LIFE'S receipt of a complete order, see "The contracts."



As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly or quarterly. This fee is based on the net assets of each fund, defined under Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).



FUND SHARES


We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem shares of the appropriate funds to pay ANNUITY PAYOUTS, death benefits, surrender/ withdrawal proceeds or for other purposes described in the contract. If a PARTICIPANT wants to transfer all or part of his or her account balance from one SUBACCOUNT to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE and may be sold to other insurance companies for investment of assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insurance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.


The funds may engage in mixed and shared funding. Due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The funds' Directors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses of the funds.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS



WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE SERIES AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute series or funds only for certain classes of CONTRACTOWNERS or PARTICIPANTS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS and PARTICIPANTS.



Substitutions may be made with respect to existing investments or the investments of future CONTRIBUTIONS, or both. We may close SUBACCOUNTS to allocations of CONTRIBUTIONS or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.



Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

CHARGES AND OTHER DEDUCTIONS



We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We will incur certain costs and expenses for distribution and admininistration of the contracts and for providing the benefits payable thereunder.



DEDUCTIONS FROM CONTRIBUTIONS



There are no front-end deductions for sales charges made from CONTRIBUTIONS. However, we will deduct premium taxes, when applicable.



ANNUAL CONTRACT FEE



During the accumulation period, we currently deduct $25 (or the balance of the PARTICIPANT'S account, if less) per year from each PARTICIPANT'S account value on the last business day of the month in which a PARTICIPANT anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a PARTICIPANT'S account value if the PARTICIPANT'S account is totally withdrawn. The charge may be increased or decreased. Administrative services include processing applications; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; reconciling and depositing cash receipts; providing contract confirmations; providing toll-free inquiry services and furnishing fund transfer services; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGE FOR GVA I AND GVA II*

Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a PARTICIPANT'S account balance during the accumulation period as follows:

DURING PARTICIPATION
        YEAR              GVA I        GVA II
---------------------     -----          ---
    1-5                      5%           6%
    6                        5%           3%
    7                        4%           3%
    8                        3%           3%
    9                        2%           3%
    10                       1%           3%
    11-15                    0%           1%
    16 and later             0%           0%

* There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is deducted from the SUBACCOUNTS and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on DEATH BENEFITS, or on account balances converted to an ANNUITY PAYOUT option. For any PARTICIPANT, the surrender charge will never exceed 8.5% of the cumulative CONTRIBUTIONS to the PARTICIPANT'S account.

We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a PARTICIPANT withdraws account value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.


FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS FOR GVA III



GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.



PARTICIPANTS who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years, according to the following percentages:



 YEAR REQUEST RECEIVED   PERCENTAGE OF FIXED ACCOUNT
    BY LINCOLN LIFE        AVAILABLE UNDER GVA III
           1                           20%
           2                           25%
           3                        33.33%
           4                           50%
           5                          100%



Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional CONTRIBUTIONS by a PARTICIPANT that notifies us their intention to liquidate their fixed account balance and stop CONTRIBUTIONS to the contract.



In addition, at contract termination certain 403(b) GVA III contracts offer lump sum payouts from the fixed account which may have a market value adjustment. Lump sum payouts will never be less than net CONTRIBUTIONS accumulated at an annual effective rate of 3%.

WAIVER OF SURRENDER CHARGES AND FIXED ACCOUNT WITHDRAWAL/TRANSFER LIMITS



Under certain conditions, a PARTICIPANT may withdraw part or all of his or her account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/transfer limits under GVA
III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the CONTRACTOWNER may or may not make available under the contracts:



                       STANDARD CONDITIONS  OPTIONAL CONDITIONS
GVA I                  -the PARTICIPANT     -the PARTICIPANT
                       has attained age     has separated from
                        59 1/2               service with their
                       -the PARTICIPANT      employer and is at
                       has died              least 55 years of
                       -the PARTICIPANT      age
                       has incurred a       -the PARTICIPANT is
                        disability (as       experiencing
                        defined under the    financial hardship
                        contract)
                       -the PARTICIPANT
                       has separated from
                        service with their
                        employer
GVA II                 -the PARTICIPANT     -the PARTICIPANT
                       has attained age     has separated from
                        59 1/2               service with their
                       -the PARTICIPANT      employer
                       has died             -the PARTICIPANT is
                       -the PARTICIPANT      experiencing
                       has incurred a        financial hardship
                        disability (as
                        defined under the
                        contract)
                       -the PARTICIPANT
                       has separated from
                        service with their
                        employer and is at
                        least 55 years of
                        age
GVA III                -the PARTICIPANT     -the PARTICIPANT
                       has attained age     has separated from
                        59 1/2               service with their
                       -the PARTICIPANT      employer and is at
                       has died              least 55 years of
                       -the PARTICIPANT      age
                       has incurred a
                        disability (as
                        defined under the
                        contract)
                       -the PARTICIPANT
                       has separated from
                        service with their
                        employer
                       -the PARTICIPANT is
                        experiencing
                        financial
                        hardship*


* A GVA III CONTRACTOWNER has the option not to include the financial hardship condition.


Under GVA I and GVA II, a CONTRACTOWNER may also elect an optional contract provision that permits PARTICIPANTS to make a withdrawal once each contract year of up to 20% of the PARTICIPANT'S account balance without a surrender charge.


A CONTRACTOWNER choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.


DEDUCTIONS FROM THE VAA FOR GVA I, II, & III FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS



We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.00% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.



Contracts eligible for the lower, or "breakpoint", mortality and expense risk charge are those contracts which, either at issue or after issue and at the end of a calendar quarter, satisfy eligibility criteria anticipated to result in lower issue and administrative costs for us over time. Such criteria include, for example, expected size of account value and CONTRIBUTIONS, administrative simplicity, and/or limited competition. For cases not eligible for the lower mortality and risk expense charge at issue, the lower charge will be implemented on the calendar quarter-end valuation date following the end of the calendar quarter in which the contract becomes eligible for the lower charge. We periodically modify the criteria for eligibility. Modifications will not be unfairly discriminatory against any person. Contact your agent for our current eligibility criteria.



Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made will not be affected by ANNUITANTS receiving ANNUITY PAYOUTS live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficent to cover underwriting and adminstrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.



SPECIAL ARRANGEMENTS



The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LINCOLN LIFE'S administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of PARTICIPANTS, or the amount or frequency of CONTRIBUTIONS anticipated; or other support provided by the CONTRACTOWNER or the PLAN. In addition, the group CONTRACTOWNER or the PLAN may pay the annual administration charge on behalf of the PARTICIPANTS under a contract or by election impose this charge only on PARTICIPANTS with account balances in the VAA. LINCOLN LIFE will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LINCOLN LIFE'S eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LINCOLN LIFE may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including PARTICIPANTS under other contracts issued through the VAA.



Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.



The CONTRACTOWNER and PARTICIPANT should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.



DEDUCTIONS FOR PREMIUM TAXES



Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from ACCOUNT VALUE when incurred, or at another time of our choosing.



The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.



OTHER CHARGES AND DEDUCTIONS



There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses.



THE CONTRACTS



PURCHASE OF THE CONTRACTS



A prospective CONTRACTOWNER wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the CONTRACTOWNER through its sales representative. For plans that have allocated rights to the PARTICIPANT, we will issue to each PARTICIPANT a separate active life certificate that describes the basic provisions of the contract to each PARTICIPANT.



INITIAL CONTRIBUTIONS



When we receive a completed enrollment form and all other information necessary for processing a CONTRIBUTION, we will price the initial CONTRIBUTION for a PARTICIPANT to his or her account no later than two business days after we receive the CONTRIBUTION.



If we receive CONTRIBUTION amounts with incomplete or no allocation instructions, we will notify the CONTRACTOWNER and direct CONTRIBUTION amounts to the pending allocation account. The pending allocation account invests in Fidelity VIP--Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account. The PARTICIPANT'S participation date will be the date we deposited the PARTICIPANT'S CONTRIBUTION into the pending allocation account.



We will transfer ACCOUNT VALUE from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two VALUATION DATES of receipt of such instructions, and allocate all future CONTRIBUTIONS in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund ACCOUNT VALUE in the pending allocation account within 105 days of the initial CONTRIBUTION.



PARTICIPANTS may not allocate CONTRIBUTIONS to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


CONTRIBUTIONS

CONTRACTOWNERS generally forward CONTRIBUTIONS to us for investment. Depending on the PLAN, the CONTRIBUTIONS may consist of salary reduction CONTRIBUTIONS, employer CONTRIBUTIONS or post-tax CONTRIBUTIONS.

CONTRIBUTIONS may accumulate on either a guaranteed or variable basis selected from those SUBACCOUNTS made available by the CONTRACTOWNER.

CONTRIBUTIONS made on behalf of PARTICIPANTS may be in any amount unless there is a minimum amount set by the CONTRACTOWNER or plan. A contract may require the CONTRACTOWNER to contribute a minimum annual amount on behalf of all PARTICIPANTS. Annual CONTRIBUTIONS under qualified plans may be subject to maximum limits imposed by the tax code. Annual CONTRIBUTIONS under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the PLAN or the tax code, we will accept transfers from other contracts and qualified rollover CONTRIBUTIONS.

Section 830.205 of the Texas Education Code provides that employer or state CONTRIBUTIONS (other than salary reduction CONTRIBUTIONS) on behalf of PARTICIPANTS in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. We will return employer CONTRIBUTIONS to the CONTRACTOWNER for those employees who terminate employment in all Texas institutions of higher education before becoming vested. During this first PARTICIPATION YEAR in the ORP, ORP Participants may only direct employer and state CONTRIBUTIONS to the fixed account.


CONTRIBUTIONS must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a CONTRIBUTION, we will treat the CONTRIBUTION as invalid. All allocation and subsequent transfers resulting from the invalid CONTRIBUTIONS will be reversed and the party responsible for the invalid CONTRIBUTION must reimburse us for any losses or expenses resulting from the invalid CONTRIBUTION.


VALUATION DATE

ACCUMULATION UNITS and ANNUITY UNITS will be valued once daily at the close of trading (currently normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF CONTRIBUTIONS

The CONTRACTOWNER forwards CONTRIBUTIONS to us, specifying the amount being contributed on behalf of each PARTICIPANT and allocation information in accordance with our procedures. CONTRIBUTIONS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of a fund, and/or the fixed account, according to written PARTICIPANT instructions and subject to the plan. The CONTRIBUTION allocation percentage to the SUBACCOUNTS or the fixed account can be in any whole percent. A PARTICIPANT may allocate CONTRIBUTIONS to a maximum of ten SUBACCOUNTS, or to a maximum of nine SUBACCOUNTS and the fixed account.

Upon allocation to the appropriate SUBACCOUNT, CONTRIBUTIONS are converted to ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the CONTRIBUTION is received by us if received before the end of the VALUATION DATE (normally 4:00 p.m., New York time). If the CONTRIBUTION is received at or after the end of the VALUATION DATE, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a PARTICIPANT may change the allocation of CONTRIBUTIONS by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all CONTRIBUTIONS received concurrently with the allocation change form and for all future CONTRIBUTIONS, unless the PARTICIPANT specifies a later date. Changes in the allocation of future CONTRIBUTIONS have no effect on amounts a PARTICIPANT may have already contributed. Such amounts, however, may be transferred between SUBACCOUNTS and the fixed account pursuant to the requirements described in "Transfers on or before the ANNUITY COMMENCEMENT DATE." Allocations of employer CONTRIBUTIONS may be restricted by the applicable plan.

VALUATION OF ACCUMULATION UNITS

CONTRIBUTIONS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each contribution by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the CONTRIBUTION is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) The result of (2) is divided by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

Subject to the terms of a plan, a PARTICIPANT may transfer all or a portion of the PARTICIPANT'S account balance from one SUBACCOUNT to another, and between the VAA and the fixed account.


Under GVA III transfers from the fixed account are subject to special limits. See "Fixed account withdrawals/ transfer limits for GVA III."



A transfer from a SUBACCOUNT involves the surrender of ACCUMULATION UNITS in that SUBACCOUNT, and a transfer to a SUBACCOUNT involves the purchase of ACCUMULATION UNITS in that SUBACCOUNT. SUBACCOUNT transfers will be done using accumulation unit values determined at the end of the VALUATION DATE on which we receive the transfer request. There is no charge for a transfer. We do not limit the number of transfers except as described under "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."



A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign, the PARTICIPANT a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the PARTICIPANT on the next VALUATION DATE. If the PARTICIPANT determines that a transfer was made in error, the PARTICIPANT must notify us within 30 days of the confirmation date.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.



Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before the end of the VALUATION DATE (normally 4:00 p.m. New York time).



When thinking about a transfer of ACCOUNT VALUE, the PARTICIPANT should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS.


TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

We do not permit transfers of a PARTICIPANT'S account balance after the ANNUITY COMMENCEMENT DATE.


ADDITIONAL SERVICES



There are four additional services available to you: dollar-cost averaging, systematic transfer (GVAIII only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.



Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more SUBACCOUNTS on a monthly basis for 1, 2 or 3 years.



The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the SUBACCOUNTS. This service is only available for GVAIII PARTICIPANTS.



The account sweep service allows you to keep a designated amount in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each SUBACCOUNT or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

The payment of DEATH BENEFITS is governed by the applicable plan and the tax code. The PARTICIPANT may designate a BENEFICIARY during the PARTICIPANT'S lifetime and change the BENEFICIARY by filing a written request with us. Each change of BENEFICIARY revokes any previous designation.

If the PARTICIPANT dies before the ANNUITY COMMENCEMENT DATE, the DEATH BENEFITpaid to the PARTICIPANT'S designated BENEFICIARY will be the greater of:
(1) the net CONTRIBUTIONS; or (2) the PARTICIPANT'S account balance less any outstanding loan (including principal and due and accrued interest), provided that, if we are not notified of the PARTICIPANT'S death within six months of such death, we pay the BENEFICIARY the amount in (2).

We determine the value of the DEATH BENEFIT as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the PARTICIPANT; (2) written authorization for payment; and (3) all required claim forms, fully completed.

If a DEATH BENEFIT is payable, the BENEFICIARY may elect to receive payment of the DEATH BENEFIT either in the form of a lump sum settlement or an ANNUITY PAYOUT, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If no election is made within 60 days after we receive satisfactory notice of the PARTICIPANT'S death, we will pay a lump sum settlement to the BENEFICIARY at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS.

Under qualified contracts, if the BENEFICIARY is someone other than the spouse of the deceased PARTICIPANT, the tax code provides that the BENEFICIARY may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the PARTICIPANT'S death. If a non-spousal BENEFICIARY elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the PARTICIPANT'S death.

If the BENEFICIARY is the surviving spouse of the deceased PARTICIPANT, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the PARTICIPANT would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the BENEFICIARY must commence, the date of death of the surviving spouse is substituted for the date of death of the PARTICIPANT.


Other rules apply to non-qualified annuities. See "Federal tax matters."


If there is no living named BENEFICIARY on file with us at the time of a PARTICIPANT'S death and unless the plan directs otherwise, we will pay the DEATH BENEFIT to the PARTICIPANT'S estate in the form of a lump sum payment, upon receipt of satisfactory proof of the PARTICIPANT'S death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the PARTICIPANT'S death. In such case, the value of the DEATH BENEFIT will be determined as of the end of the VALUATION PERIOD during which we receive due proof of death, and the lump sum DEATH BENEFIT generally will be paid within seven days of that date.

WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE and subject to the terms of the plan, withdrawals may be made from the SUBACCOUNTS or the fixed account of all or part of the PARTICIPANT'S account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or DEATH BENEFIT to an ANNUITY PAYOUT is not considered a withdrawal.


Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."


The account balance available for withdrawal is determined at the end of the VALUATION PERIOD during which we receive the written withdrawal request. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total PARTICIPANT account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with withdrawals of account value. See "Charges and other deductions."



The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."


TOTAL WITHDRAWALS. Only PARTICIPANTS with no outstanding loans can make a total withdrawal. A total withdrawal of a PARTICIPANT'S account will occur when (a) the

PARTICIPANT or CONTRACTOWNER requests the liquidation of the PARTICIPANT'S entire account balance, or (b) the amount requested plus any surrender charge results in a remaining PARTICIPANT account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the PARTICIPANT'S entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the CONTRACTOWNER resumes CONTRIBUTIONS on behalf of a PARTICIPANT after a total withdrawal, the PARTICIPANT will receive a new participation date and active life certificate.

PARTIAL WITHDRAWALS. A partial withdrawal of a PARTICIPANT'S account balance will occur when less than a total withdrawal is made from a PARTICIPANT'S account.

SYSTEMATIC WITHDRAWAL OPTION. PARTICIPANTS who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal BENEFICIARIES and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a PARTICIPANT may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A PARTICIPANT must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A PARTICIPANT may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 will be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

REQUIRED MINIMUM DISTRIBUTION PROGRAM (formerly known as maximum conservation option). Under certain contracts PARTICIPANTS who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10) or 408 of the tax code. The PARTICIPANT must complete the forms we require to elect this option. We will base our calculation solely on the PARTICIPANT'S account value with us. PARTICIPANTS who select this option are responsible for determining the minimum distributions amount applicable to their non-LINCOLN LIFE contracts.


WITHDRAWAL RESTRICTIONS. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction CONTRIBUTIONS deposited and earnings credited on any salary reduction CONTRIBUTIONS after December 31, 1988 can only be made if the PARTICIPANT has (1) died; (2) become disabled; (3) attained age 59 1/2; (4) separated from service; or (5) incurred a hardship. If amounts accumulated in a
Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction CONTRIBUTIONS under the contracts. For more information on these provisions see "Federal tax matters."


Withdrawal requests for a PARTICIPANT under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the CONTRACTOWNER on behalf of a PARTICIPANT. All withdrawal requests will require the CONTRACTOWNER'S written authorization and written documentation specifying the portion of the PARTICIPANT'S account balance which is available for distribution to the PARTICIPANT.

As required by Section 830.105 of the Texas Education Code, withdrawal requests by PARTICIPANTS in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A PARTICIPANT in an ORP contract is required to obtain a certificate of termination from the PARTICIPANT'S employer before a withdrawal request can be granted.


For withdrawal requests (other than transfers to other investment vehicles) by PARTICIPANTS under PLANS not subject to Title I of ERISA and non-401(a) PLANS, the PARTICIPANT must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A PARTICIPANT should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.


A PLAN and applicable law may contain additional withdrawal or transfer restrictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.


LOANS



If the PLAN permits loans, then during the PARTICIPANT'S accumulation period, the PARTICIPANT may apply for a loan by completing a loan application that we provide. The PARTICIPANT'S account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement

Income Security Act of 1974 (ERISA), and the PARTICIPANT'S plan. For plans subject to Title I of ERISA, the initial amount of a PARTICIPANT loan cannot exceed the lesser of 50% of the PARTICIPANT'S vested account balance in the fixed account or $50,000 and must be at least $1,000. For PLANS not subject to Title I of ERISA, a PARTICIPANT may borrow up to $10,000 of his or her vested account balance. A PARTICIPANT may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. Under certain contracts, a fee of up to $50 may be charged for a loan. More information about loans and loan interest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.



DELAY IN PAYMENTS



We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a PARTICIPANT'S account in the fixed account. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
(iii) when the SEC so orders to protect CONTRACTOWNERS and PARTICIPANTS.


AMENDMENT OF THE CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The CONTRACTOWNER will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

We pay commissions of up to 3.5% of CONTRIBUTIONS to dealers. In some instances, we may lower commissions on CONTRIBUTIONS by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent schedule). These commissions are not deducted from CONTRIBUTIONS or account value; they are paid by us.

OWNERSHIP

CONTRACTOWNERS have all rights under the contract except those allocated to PARTICIPANTS. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS, PARTICIPANTS, and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a PARTICIPANT, BENEFICIARY, or ANNUITANT may not, unless permitted by law, assign or encumber any payment due under the contract.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Questions about the contract should be directed to us at 1-800-341-0441 or visit www.LincolnLife.com.

ANNUITY PAYOUTS


As permitted by the PLAN, the PARTICIPANT, or the BENEFICIARY of a deceased PARTICIPANT, may elect to convert all or part of the PARTICIPANT'S account balance or the DEATH BENEFIT to an ANNUITY PAYOUT. The contract provides optional forms of ANNUITY PAYOUTS (ANNUITY PAYOUT OPTIONS), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.


If the PARTICIPANT'S account balance or the BENEFICIARY'S DEATH BENEFIT is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the PARTICIPANT or BENEFICIARY the entire amount in a lump sum.


We may maintain variable ANNUITY PAYOUTS in the VAA, or in another separate account of LINCOLN LIFE (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an ANNUITY PAYOUT option. The contract benefits and charges for an ANNUITY PAYOUT option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a PARTICIPANT'S variable ANNUITY PAYOUT in a variable payout division, we will provide a Prospectus for the variable payout division before the ANNUITY COMMENCEMENT DATE.


ANNUITY PAYOUT OPTIONS


NOTE CAREFULLY: UNDER THE LIFE ANNUITY AND JOINT LIFE ANNUITY OPTIONS IT WOULD BE POSSIBLE FOR ONLY ONE ANNUITY PAYOUT TO BE MADE IF THE ANNUITANT(S) WERE TO DIE BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYOUT; ONLY TWO ANNUITY PAYOUTS IF THE ANNUITANT(S) WERE TO DIE BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYOUT; AND SO FORTH.



LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES.

LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the PARTICIPANT in an allocated contract.



JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor.



NON-LIFE ANNUITIES. ANNUITY PAYOUTS are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an ANNUITANT or BENEFICIARY who has selected this ANNUITY OPTION as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See "Charges and other deductions" and "Federal tax matters."



GENERAL INFORMATION



Under the options listed above, you may not make withdrawals. Other options may be made available by us. ANNUITY PAYOUT options are only available if consistent with the contract, the PLAN, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYMENTS, including options that do not have a life contingency and therefore no mortality risk.



Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to be BENEFICIARY as payouts become due.



ANNUITY PAYOUT CALCULATION


Fixed ANNUITY PAYOUTS are determined by dividing the PARTICIPANT'S annuity conversion amount in the fixed account as of the initial ANNUITY PAYOUT calculation date by the applicable annuity conversion factor (in the contract) for the ANNUITY PAYOUT OPTION selected.

Variable ANNUITY PAYOUTS will be determined using:

    1. The PARTICIPANT'S annuity conversion amount in the VAA as of the initial ANNUITY PAYOUT calculation date;
    2.  The annuity conversion factor in the contract;
    3.  The ANNUITY PAYOUT option selected; and

    4.  The investment performance of the funds selected.

To determine the amount of ANNUITY PAYOUTS, we make this calculation:

    1.  Determine the dollar amount of the first payout; then

    2. Credit the retired life certificate with a specific number of ANNUITY UNITS equal to the first payout divided by the ANNUITY UNIT value; and

    3.  Calculate the value of the ANNUITY UNITS each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each ANNUITY PAYOUT after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a proportional rate to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, ANNUITY PAYOUTS will decrease. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX MATTERS


INTRODUCTION



The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



QUALIFIED RETIREMENT PLANS



We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement PLAN are called "qualified contracts." We issue contracts for use with different types of qualified PLANS. The Federal income tax rules applicable to those PLANS are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified PLANS.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified PLANS:



- Individual Retirement Accounts and Annuities ("Traditional IRAs")



- Roth IRAs



- Simplified Employee Pensions ("SEPs")

- Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) PLANS")



- Public school system and tax-exempt organization annuity PLANS ("403(b)
  PLANS")



- Qualified corporate employee pension and profit-sharing plans ("401(a) PLANS") and qualified annuity PLANS ("403(a) PLANS")



- Self-employed individual PLANS ("H.R. 10 PLANS" or "Keogh PLANS")



- Deferred compensation PLANS of state and local governments and tax-exempt organizations ("457 PLANS").



We may issue a contract for use with other types of qualified plans in the future.



We will amend contracts to be used with a qualified PLAN as generally necessary to conform to the tax law requirements for the type of PLAN. However, the rights of a person to any qualified PLAN benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified PLANS to the extent such terms and conditions contradict the contract, unless we consent.



TAXATION OF QUALIFIED ANNUITIES



This part of the discussion describes some of the Federal income tax rules applicable to qualified annuities. A qualified annuity is a contract issued in connection with a qualified retirement PLAN, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code.



TAX TREATMENT OF PURCHASE PAYMENTS



Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified PLAN and the plan PARTICIPANT'S specific circumstances, E.G., the PARTICIPANT'S compensation.



TAX TREATMENT OF PAYMENTS



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a CONTRACT. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any portion of your contract value until you (or your BENEFICIARIES) receive a distribution from your contract.



Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, OR ANNUITY PAYOUT:



- received on or after the ANNUITANT reaches age 59 1/2,



- received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),



- received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or



- received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



REQUIRED MINIMUM DISTRIBUTIONS



Under most qualified PLANS, E.G., 403(b) plans and Traditional IRAs, the ANNUITANT must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA. Failure to comply with the minimum distribution rules applicable to certain qualified PLANS, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding the tax ramifications.



DEATH BENEFITS



We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your BENEFICIARIES. If your spouse is your BENEFICIARY, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse BENEFICIARIES do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



LOANS



Loans are allowed under certain types of qualified PLANS, but Federal income tax rules prohibit loans under other types of qualified PLANS. For example, Federal income tax rules permit loans under some section 403(b) PLANS, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or PLAN may not permit loans.



TRANSFERS AND DIRECT ROLLOVERS



In many circumstances, money may be moved between qualified contracts and qualified PLANS by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to be pay. A qualified adviser should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.



The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts.



Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies US at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax (such as withholding for eligible rollover distributions as previously discussed). At the time a withdrawal, surrender, OR ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.



TAX DEFERRAL ON EARNINGS



The Federal income tax law generally does not tax any portion of your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations. Your right to choose particular investments for a contract must also be limited.



INVESTMENTS IN THE VAA MUST BE DIVERSIFIED



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS ON INVESTMENT OPTIONS



Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



NONQUALIFED ANNUITY CONTRACTS



A nonqualified annuity is a contract not issued in connection with a qualified retirement PLAN receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax adviser.



TAX STATUS OF LINCOLN LIFE



Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



VOTING RIGHTS


As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of PARTICIPANTS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the PARTICIPANT has the right to cast will be determined by applying the PARTICIPANT'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will furnish PARTICIPANTS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares. See "Investments of the VAA -- Fundshares."



DISTRIBUTION OF THE
CONTRACTS


Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the contracts. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.


RETURN PRIVILEGE


PARTICIPANTS under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) after the PARTICIPANT receives the active life certificate, the PARTICIPANT may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the PARTICIPANT'S contributions less withdrawals made on behalf of the PARTICIPANT. With respect to the VAA, we will return the greater of the PARTICIPANT'S contributions less withdrawals made on behalf of the PARTICIPANT, or the PARTICIPANT'S account balance in the VAA on the date we receive the written notice. No surrender charge applies.


STATE REGULATION


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that department at least every five years.


RECORDS AND REPORTS


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to the CONTRACTOWNER, at its last known address of record at our offices, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


OTHER INFORMATION



CONTRACT DEACTIVATION. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new PARTICIPANTS after the date of deactivation. We will give the CONTRACTOWNER and PARTICIPANTS at least ninety days notice of the deactivation date.



IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the

IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.



LEGAL PROCEEDINGS. LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



LINCOLN LIFE has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.


GROUP VARIABLE ANNUITY CONTRACTS I, II, & III

STATEMENT OF
ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                          PAGE
----------------------------------------------
General Information and History of The
  Lincoln National Life Insurance
  Company (Lincoln Life)                  2
Definitions                               2
Determination of Variable Annuity
  Payouts                                 2
Calculation of Investment Results         3

                                          PAGE
----------------------------------------------
Underwriters/Distribution of Contracts    8
Services                                  8
Advertising and Sales Literature          8
Other Information/Services                10
Financial Statements                      11


 .........................................................................

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________

Mail to Lincoln National Life Insurance Co., P.O. Box 9740, Portland, Maine 04104-5001

GROUP VARIABLE ANNUITY CONTRACTS I, II, & III
FUNDED THROUGH THE SUB-ACCOUNTS OF
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2001.


A copy of the prospectus to which this SAI relates is available at no charge by writing to LINCOLN LIFE at Lincoln National Life Insurance Company,
P.O. Box 9740, Portland, Maine 04104, by calling LINCOLN LIFE at 1-800-341-0441 or by visiting www.LincolnLife.com.

TABLE OF CONTENTS


                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY OF THE
  LINCOLN NATIONAL LIFE INSURANCE
  COMPANY (LINCOLN LIFE)                  B-2
----------------------------------------
DEFINITIONS                               B-2
----------------------------------------
DETERMINATION OF VARIABLE ANNUITY
  PAYMENTS                                B-2
----------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-3
----------------------------------------
UNDERWRITERS/DISTRIBUTION OF CONTRACTS    B-8
----------------------------------------

                                          PAGE
----------------------------------------------
SERVICES                                  B-8
----------------------------------------
ADVERTISING AND SALES LITERATURE          B-8
----------------------------------------
OTHER INFORMATION/SERVICES                B-10
----------------------------------------
FINANCIAL STATEMENTS                      B-11
----------------------------------------



The date of this SAI is May 1, 2001.

GENERAL INFORMATION AND HISTORY OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (LINCOLN LIFE)



The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. LINCOLN LIFE is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


DEFINITIONS

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an ANNUITANT'S annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the VALUATION DATE ten
(10) business days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any VALUATION DATE.

CODE: The Internal Revenue Code of 1986, as amended.

DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.

The initial payment amount of the ANNUITANT'S Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the ANNUITANT.

The amount of the ANNUITANT'S subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the ANNUITANT'S initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of ANNUITY UNITS by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

    Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

    Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

    Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1.  Annuity Unit Value as of immediately
     preceding Annuity Payment Calcula-
     tion Date...........................  $11.0000
 2.  Accumulation Unit Value as of
     Annuity Payment Calculation Date....  $20.0000
 3.  Accumulation Unit Value as of imme-
     diately preceding Annuity Payment
     Calculation Date....................  $19.0000
 4.  Interest Rate.......................      6.00%
 5.  Interest Rate Factor (30 days)......    1.0048
 6.  Annuity Unit Value as of Annuity
     Payment Calculation Date = 1 times 2
     divided by 3 divided by 5...........  $11.5236

ILLUSTRATION OF ANNUITY PAYMENTS

 1.  Annuity Conversion Amount as of
     Participant's initial Annuity
     Payment Calculation Date.........  $100,000.00
 2.  Assumed Annuity Conversion Factor
     per $1 of Monthly Income for an
     individual age 65 selecting a
     Single Life Annuity with Assumed
     Interest Rate of 6%..............  $    138.63
 3.  Participant's initial Annuity
     Payment = 1 divided by 2.........  $    721.34
 4.  Assumed Annuity Unit Value as of
     Participant's initial Annuity
     Payment Calculation Date.........  $   11.5236
 5.  Number of Annuity Units = 3
     divided by 4.....................      62.5968
 6.  Assumed Annuity Unit Value as of
     Participant's second Annuity Pay-
     ment Calculation Date............  $   11.9000
 7.  Participant's second Annuity Pay-
     ment = 5 times 6.................  $    744.90

CALCULATION OF INVESTMENT RESULTS

STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the SUBACCOUNTS. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1+T)(n) = ERV

Where:  P = a hypothetical initial PURCHASE PAYMENT of $1,000
        T = average annual total return for the period in question
        N = number of years

        ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

        The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

STANDARD PERFORMANCE DATA FOR GVA II STANDARD AND BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE THE PERIOD ENDING DECEMBER 31, 2000:



                                                                                                                10-YEARS/
                                         SUB-ACCOUNT             1-YEAR                  5-YEAR           SINCE INCEPTION DATE
SUBACCOUNTS                              INCEPTION DATE   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT   STANDARD   BREAKPOINT
AFIS Growth Account(2)
(American FIS Growth Fund)               09/27/00             N/A         N/A        N/A         N/A       -15.50%    -15.44 %
AFIS International Account(2)
(American FIS Internatonal Fund)         09/27/00             N/A         N/A        N/A         N/A       -19.34     -19.29
AMT Mid-Cap Growth Account(2)
(Neuberger Berman AMT Mid-Cap Growth)    09/27/00             N/A         N/A        N/A         N/A       -27.88     -27.83
Asset Manager Account(1)
(Fidelity VIP II-Asset Manager)          05/01/91          -10.62%     -10.40%      9.26%       9.63%      9.33       9.75
AVP Growth Account(2)
(Alliance VP Growth Portfolio)           09/27/00             N/A         N/A        N/A         N/A       -17.83     -17.78
AVP Technology Account(2)
(Alliance VP Technology Portfolio)       09/27/00             N/A         N/A        N/A         N/A       -33.33     -33.28
Balanced Account(1)
(American Century VP Balanced)           05/01/91           -9.43       -9.21       8.13        8.49       8.27       8.69
Capital Appreciation Account(2)
(Lincoln National Capital Appreciation
Fund)                                    09/27/00             N/A         N/A        N/A         N/A       -22.52     -22.47
DGPF Real Estate Account(2)
(Delaware GPF REIT Series)               09/27/00             N/A         N/A        N/A         N/A       -0.66      -0.60
DGPF Trend Account(2)
(Delaware GPF Trend Series)              09/27/00             N/A         N/A        N/A         N/A       -26.86     -26.82
Equity-Income Account(1)
(Fidelity VIP Equity Income Portfolio)   05/02/94            0.87        1.12      11.56       11.93       14.14      14.55
Global Growth Account(2)
(Janus Aspen Series Worldwide Growth)    10/01/98          -21.55      -21.35        N/A         N/A       23.23      23.54
Growth I Account(1)
(Fidelity VIP Growth Portfolio)          05/01/91          -17.18      -16.98      17.26       17.65       16.91      17.37
LN Growth and Income Account(2)
(Lincoln National Growth and Income
Fund)                                    09/27/00             N/A         N/A        N/A         N/A       -14.93     -14.87
Index Account(1)
Dreyfus Stock Index Fund)                10/01/98          -15.60      -15.39      15.96       16.34       15.47      15.92
International Stock Account(1)
(T. Rowe Price International Stock
Portfolio)                               05/02/94          -23.56      -23.37       6.60        6.95       6.16       6.55
Mid Cap Growth I Account(2)
(Lincoln National Aggressive Growth
Fund)                                    10/01/98           -9.47       -9.24        N/A         N/A       22.91      23.22
Mid Cap Value Account(2)
(Neuberger Berman AMT Partners)          10/01/98           -6.31       -6.08        N/A         N/A       7.68       7.95
Small Cap Account(1)
(Dreyfus VIF Small Cap Portfolio)        05/02/94            5.42        5.68      10.96       11.33       12.79      13.20
Small Cap Growth Account(2)
(Baron Capital Asset Fund)               10/01/98           -9.43       -9.21        N/A         N/A       23.59      23.91
Social Awareness Account(2)
(Lincoln National Social Awareness
Fund)                                    10/01/98          -14.71      -14.50        N/A         N/A       10.30      10.58
VIP II Contrafund Account(2)
(Fidelity VIP II Contrafund)             09/27/00             N/A         N/A        N/A         N/A       -11.53     -11.47


(1) Sub-account inception dates which reflect inception dates of the sub-accounts of the UNUM Variable Annuity-II Separate Account.

(2) Sub-account inception dates which reflect inception dates of the sub-accounts of the Lincoln Variable Annuity-II Separate Account.

The table provides performance information for GVA II "standard" and "breakpoint." Performance information for GVA I and GVA III "standard" and "breakpoint" is not shown.


NON-STANDARD INVESTMENT RESULTS

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a SUBACCOUNT at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.

Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NON-STANDARD PERFORMANCE DATA FOR GVA II, STANDARD MORTALITY AND RISK EXPENSE CHARGE FOR THE PERIOD ENDING DECEMBER 31, 2000
(adjusted for Contract Expense Charges):



                                        FUND
                                        INCEPTION                                                                       SINCE
SUBACCOUNTS                             DATE       YTD                   1-YEAR                3-YEAR  5-YEAR  10-YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Account
(American FIS Growth Fund)              02/08/84                   3.43%                 3.43% 29.11%  25.27%   20.78%      17.31%
--------------------------------------
AFIS International Account
(American FIS Internatonal Fund)        05/01/90                 -22.84                -22.84  17.11   14.88    12.28       10.88
--------------------------------------
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)   11/03/97                  -8.39                 -8.39  24.30     N/A      N/A       29.24
--------------------------------------
Asset Manager Account
(Fidelity VIP II-Asset Manager)         09/06/89                  -4.88                 -4.88   6.02    9.97    10.64        9.90
--------------------------------------
AVP Growth Account
(Alliance VP Growth Portfolio)          09/15/94                 -18.57                -18.57  11.12   17.36      N/A       19.77
--------------------------------------
AVP Technology Account
(Alliance VP Technology Portfolio)      01/11/96                 -22.46                -22.46  29.54     N/A      N/A       22.90
--------------------------------------
Balanced Account
(American Century VP Balanced)          05/01/91                  -3.62                 -3.62   6.38    8.83      N/A        8.66
--------------------------------------
Capital Appreciation Account
(Lincoln National Capital Appreciation
Fund)                                   02/03/94                 -16.70                -16.70  17.81   18.86      N/A       17.24
--------------------------------------
DGPF Real Estate Account
(Delaware GPF REIT Series)              05/01/98                  29.53                 29.53    N/A     N/A      N/A        4.50
--------------------------------------
DGPF Trend Account
(Delaware GPF Trend Series)             12/27/93                  -7.96                 -7.96  21.09   18.44      N/A       18.09
--------------------------------------
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)  10/09/86                   7.34                  7.34   7.69   12.28    16.01       12.08
--------------------------------------
Global Growth Account
(Janus Aspen Series Worldwide Growth)   09/13/93                 -16.51                -16.51  20.16   21.70      N/A       20.91
--------------------------------------
Growth I Account
(Fidelity VIP Growth Portfolio)         10/09/86                 -11.87                -11.87  18.31   18.02    18.67       15.04
--------------------------------------
Growth and Income Account
(Lincoln National Growth and Income
Fund)                                   12/28/81                 -10.53                -10.53   7.37   13.59    14.19       13.74
--------------------------------------
Index Account
(Dreyfus Stock Index Fund)              09/29/89                 -10.18                -10.18  10.83   16.70    15.64       13.43
--------------------------------------
International Stock Account
(T. Rowe Price International Stock
Portfolio)                              03/31/94                 -18.65                -18.65   7.19    7.29      N/A        6.96
--------------------------------------
Mid Cap Growth I Account
(Lincoln National Aggressive Growth
Fund)                                   02/03/94                  -3.66                 -3.66   8.06   12.14      N/A       10.98
--------------------------------------
Mid Cap Value Account
(Neuberger Berman AMT Partners)         03/22/94                  -0.30                 -0.30   3.02   12.66      N/A       13.57
--------------------------------------
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)       08/31/90                  12.18                 12.18   9.35   11.68    32.81       31.80
--------------------------------------
Small Cap Growth Account
(Baron Capital Asset Fund)              10/01/98                  -3.62                 -3.62    N/A     N/A      N/A       27.08
--------------------------------------
Social Awareness Account
(Lincoln National Social Awareness
Fund)                                   05/02/88                  -9.24                 -9.24   7.18   16.38    16.68       15.16
--------------------------------------
VIP II Contrafund Account
(Fidelity VIP II Contrafund)            01/03/95                  -7.77                 -7.77  12.89   16.14      N/A       19.54
--------------------------------------



Performance information for GVA I and GVA III "standard" is not shown.

NON-STANDARD PERFORMANCE DATA FOR GVA II BREAKPOINT MORTALITY AND RISK EXPENSE CHARGE FOR THE PERIOD ENDING DECEMBER 31, 2000
(adjusted for Contract Expense Charges):



                                        FUND
                                        INCEPTION                                                                       SINCE
SUBACCOUNTS                             DATE       YTD                   1-YEAR                3-YEAR  5-YEAR  10-YEAR  INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Account
(American FIS Growth Fund)              02/08/84                   3.69%                 3.69% 29.52%  25.73%   21.27%      17.82%
--------------------------------------
AFIS International Account
(American FIS Internatonal Fund)        05/01/90                 -22.65                -22.65  17.48   15.31    12.74       11.34
--------------------------------------
AMT Mid-Cap Growth Account
(Neuberger Berman AMT Mid-Cap Growth)   11/03/97                  -8.16                 -8.16  24.70     N/A      N/A       29.66
--------------------------------------
Asset Manager Account
(Fidelity VIP II-Asset Manager)         09/06/89                  -4.65                 -4.65   6.28   10.33    11.07       10.33
--------------------------------------
AVP Growth Account
(Alliance VP Growth Portfolio)          09/15/94                 -18.37                -18.37  11.47     N/A      N/A       16.59
--------------------------------------
AVP Technology Account
(Alliance VP Technology Portfolio)      01/11/96                 -22.26                -22.26  29.95     N/A      N/A       23.34
--------------------------------------
Balanced Account
(American Century VP Balanced)          05/01/91                  -3.38                 -3.38   6.64    9.19      N/A        9.08
--------------------------------------
Capital Appreciation Account
(Lincoln National Capital Appreciation
Fund)                                   02/03/94                 -16.49                -16.49  18.19   19.30      N/A       17.70
--------------------------------------
DGPF Real Estate Account
(Delaware GPF REIT Series)              05/01/98                  29.85                 29.85    N/A     N/A      N/A        4.82
--------------------------------------
DGPF Trend Account
(Delaware GPF Trend Series)             12/27/93                  -7.74                 -7.74  21.47   18.88      N/A       18.56
--------------------------------------
Equity-Income Account
(Fidelity VIP Equity Income Portfolio)  10/09/86                   7.61                  7.61   7.96   12.65    16.47       12.54
--------------------------------------
Global Growth Account
(Janus Aspen Series Worldwide Growth)   09/13/93                 -16.30                -16.30  20.46   22.10      N/A       21.36
--------------------------------------
Growth I Account
(Fidelity VIP Growth Portfolio)         10/09/86                 -11.65                -11.65  18.61   18.41    19.14       15.51
--------------------------------------
LN Growth and Income Account
(Lincoln National Growth and Income
Fund)                                   12/28/81                 -10.31                -10.31   7.72   14.01    14.66       14.23
--------------------------------------
Index Account
(Dreyfus Stock Index Fund)              09/29/89                  -9.96                 -9.96  11.11   17.09    16.09       13.88
--------------------------------------
International Stock Account
(T. Rowe Price International Stock
Portfolio)                              03/31/94                 -18.45                -18.45   7.46    7.64      N/A        7.35
--------------------------------------
Mid Cap Growth I Account
(Lincoln National Aggressive Growth
Fund)                                   02/03/94                  -3.42                 -3.42   8.33   12.51      N/A       11.39
--------------------------------------
Mid Cap Value Account
(Neuberger Berman AMT Partners)         03/22/94                  -0.05                 -0.05   3.28   13.03      N/A       13.98
--------------------------------------
Small Cap Account
(Dreyfus VIF Small Cap Portfolio)       08/31/90                  12.46                 12.46   9.62   12.05    33.33       32.32
--------------------------------------
Small Cap Growth Account
(Baron Capital Asset Fund)              10/01/98                  -3.38                 -3.38    N/A     N/A      N/A       27.40
--------------------------------------
Social Awareness Account
(Lincoln National Social Awareness
Fund)                                   05/02/88                  -9.01                 -9.01   7.45   16.77    17.14       15.62
--------------------------------------
Fidelity VIP II Contrafund Account
(Fidelity VIP II Contrafund)            01/03/95                  -7.53                 -7.53  13.25   16.57      N/A       20.01
--------------------------------------
Performance information for GVA I and GVA III "breakpoint" is not shown.

UNDERWRITERS/ DISTRIBUTION OF CONTRACTS


Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


LFA is the VAA'S principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.



There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See "The Contracts.") No exchanges are permitted between the VAA and other separate accounts.



SERVICES



INDEPENDENT AUDITORS



The financial statements of the VAA and the statutory-basis financial statements of The Lincoln National Life Insurance Company appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.



KEEPER OF RECORDS



All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.


ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which LINCOLN LIFE intends to refer.


FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.


EAFE Index is prepared by MORGAN STANLEY CAPITAL INTERNATIONAL (MCSI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be notes.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA)--Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measurers 3000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly paced nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

SALOMON BROTHERS 90 DAY TREASURY-BILL INDEX--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

STANDARD AND POOR'S INDEX (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

STANDARD AND POOR'S UTILITIES INDEX--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

INTERNET. An electronic communications network which may be used to provide information regarding

LINCOLN LIFE, performance of the subaccounts and advertisement literature.

In its advertisements and other sales literature for the VAA and the series funds, LINCOLN LIFE intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.


ANNUITY PAYOUT ILLUSTRATIONS. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a sub-account of the VAA.


DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same SUBACCOUNTS over a period of time, to take advantage of the trends in market price of the portfolio securities purchased for those subaccounts.


LINCOLN FINANCIAL GROUP. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 15,000 employers and more than 1.5 million individuals.


LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1999 LINCOLN LIFE had statutory admitted assets of over $76 billion.


Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matter in connection with the Group Variable Annuity.

Sales literature and advertisements may reference theses and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.


OTHER INFORMATION/SERVICES



Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases,where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.



DOLLAR-COST AVERAGING. Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more SUBACCOUNTS on a monthly basis for 1, 2 or 3 years. The minimum amount to be dollar-cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may change the receiving SUBACCOUNT allocation at any time. The dollar-cost averaging program will continue for the specified duration unless you authorize us to end the program sooner. However, we will cancel the program prematurely if the value of the guaranteed account drops below the amount required for the transfer. GVAIII fixed account restrictions may apply.



SYSTEMATIC TRANSFER. The systematic transfer is only available to GVAIII participants. This service allows you fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the SUBACCOUNTS. You may change the receiving SUBACCOUNT allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.



ACCOUNT SWEEP. The account sweep service allows you to keep a designated amount (the baseline amount) in one SUBACCOUNT or the fixed account, and automatically transfer the excess to other SUBACCOUNTS of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You may change the receiving SUBACCOUNT allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, buy may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVAIII fixed account restrictions may apply.



PORTFOLIO REBALANCING. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVAIII fixed account restrictions may apply.


FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 2000

                                                          AFIS          AFIS           AMERICAN
                                                          GROWTH        INTERNATIONAL  CENTURY VP
                                                          CLASS 2       CLASS 2        BALANCED
                                         COMBINED         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $    61,313,572  $        --   $         --   $         --
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                       756,813,368      807,041        148,723     24,540,980
---------------------------------------  ---------------  ------------  ------------   ------------
---------------------------------------
TOTAL ASSETS                                 818,126,940      807,041        148,723     24,540,980
 - Liability - Payable to The Lincoln
   National Life Insurance Company                66,914           66             12          1,980
---------------------------------------  ---------------  ------------  ------------   ------------
---------------------------------------
NET ASSETS                               $   818,060,026  $   806,975   $    148,711   $ 24,539,000
                                         ===============  ============  ============   ============
---------------------------------------
PERCENT OF NET ASSETS                             100.00%        0.10%          0.02%          3.00%
                                         ===============  ============  ============   ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period                               88,402         17,071      1,000,361
  - Unit value                                            $     8.991   $      8.582   $     22.330
                                                          ------------  ------------   ------------
  - Value in accumulation period                              794,791        146,504     22,338,446
                                                          ------------  ------------   ------------
Breakpoint
  - Units in accumulation period                                1,354            257         98,177
  - Unit value                                            $     8.997   $      8.587   $     22.414
                                                          ------------  ------------   ------------
  - Value in accumulation period                               12,184          2,207      2,200,554
                                                          ------------  ------------   ------------
---------------------------------------
NET ASSETS                                                $   806,975   $    148,711   $ 24,539,000
                                                          ============  ============   ============
---------------------------------------

                                                          FIDELITY VIP  FIDELITY VIP II  FIDELITY VIP II
                                         FIDELITY VIP     MONEY         ASSET            CONTRAFUND
                                         GROWTH           MARKET        MANAGER          SERVICE CLASS 2
                                         SUBACCOUNT       SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $            --  $        --    $         --    $            --
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                       249,655,059      100,408      91,919,426             20,822
---------------------------------------  ---------------  ------------   ------------    ---------------
---------------------------------------
TOTAL ASSETS                                 249,655,059      100,408      91,919,426             20,822
 - Liability - Payable to The Lincoln
   National Life Insurance Company                20,587           --           7,487                  2
---------------------------------------  ---------------  ------------   ------------    ---------------
---------------------------------------
NET ASSETS                               $   249,634,472  $   100,408    $ 91,911,939    $        20,820
                                         ===============  ============   ============    ===============
---------------------------------------
PERCENT OF NET ASSETS                              30.51%        0.01%          11.24%              0.00%
                                         ===============  ============   ============    ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period               5,135,858        6,807       3,547,030              2,055
  - Unit value                           $        46.917  $    14.024    $     24.527    $         9.412
                                         ---------------  ------------   ------------    ---------------
  - Value in accumulation period             240,959,335       95,459      86,999,419             19,339
                                         ---------------  ------------   ------------    ---------------
Breakpoint
  - Units in accumulation period                 184,210          352         199,540                157
  - Unit value                           $        47.094  $    14.054    $     24.619    $         9.419
                                         ---------------  ------------   ------------    ---------------
  - Value in accumulation period               8,675,137        4,949       4,912,520              1,481
                                         ---------------  ------------   ------------    ---------------
---------------------------------------
NET ASSETS                               $   249,634,472  $   100,408    $ 91,911,939    $        20,820
                                         ===============  ============   ============    ===============
---------------------------------------

See accompanying notes.

                                         AVPSF         AVPSF                        DGPF             DGPF
                                         GROWTH        TECHNOLOGY  BARON            REIT             TREND
                                         CLASS B       CLASS B     CAPITAL ASSET    SERVICE CLASS    SERVICE CLASS
                                         SUBACCOUNT    SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $       --    $      --   $            --  $     608,620    $     352,085
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                       71,780      417,390        11,423,030             --               --
---------------------------------------  ------------  ----------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                 71,780      417,390        11,423,030        608,620          352,085
 - Liability - Payable to The Lincoln
   National Life Insurance Company                6           35               936             49               30
---------------------------------------  ------------  ----------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   71,774    $ 417,355   $    11,422,094  $     608,571    $     352,055
                                         ============  ==========  ===============  ===============  ===============
---------------------------------------
PERCENT OF NET ASSETS                          0.01%        0.05%             1.40%          0.07%            0.04%
                                         ============  ==========  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period              7,963       57,948           635,037         56,394           45,133
  - Unit value                           $    8.743    $   7.094   $        17.132  $      10.569    $       7.781
                                         ------------  ----------  ---------------  ---------------  ---------------
  - Value in accumulation period             69,622      411,064        10,879,192        596,041          351,193
                                         ------------  ----------  ---------------  ---------------  ---------------
Breakpoint
  - Units in accumulation period                246          886            31,568          1,185              111
  - Unit value                           $    8.748    $   7.098   $        17.198  $      10.575    $       7.786
                                         ------------  ----------  ---------------  ---------------  ---------------
  - Value in accumulation period              2,152        6,291           542,902         12,530              862
                                         ------------  ----------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $   71,774    $ 417,355   $    11,422,094  $     608,571    $     352,055
                                         ============  ==========  ===============  ===============  ===============
---------------------------------------


                                         DREYFUS          DREYFUS          FIDELITY VIP
                                         SMALL CAP        STOCK INDEX      EQUITY-INCOME
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $            --  $            --  $            --
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                        81,330,188      146,515,588       79,503,063
---------------------------------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                  81,330,188      146,515,588       79,503,063
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 6,701           11,891            6,482
---------------------------------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $    81,323,487  $   146,503,697  $    79,496,581
                                         ===============  ===============  ===============
---------------------------------------
PERCENT OF NET ASSETS                               9.94%           17.90%            9.72%
                                         ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period               3,367,776        3,325,274        3,029,812
  - Unit value                           $        23.056  $        40.604  $        24.959
                                         ---------------  ---------------  ---------------
  - Value in accumulation period              77,646,264      135,020,981       75,620,676
                                         ---------------  ---------------  ---------------
Breakpoint
  - Units in accumulation period                 158,898          281,736          154,712
  - Unit value                           $        23.142  $        40.757  $        25.052
                                         ---------------  ---------------  ---------------
  - Value in accumulation period               3,677,223       11,482,716        3,875,905
                                         ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $    81,323,487  $   146,503,697  $    79,496,581
                                         ===============  ===============  ===============
---------------------------------------

                                         JANUS ASPEN
                                         SERIES        LN              LN               LN               LN
                                         WORLDWIDE     AGGRESSIVE      CAPITAL          GROWTH AND       SOCIAL
                                         GROWTH        GROWTH          APPRECIATION     INCOME           AWARENESS
                                         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $         --  $   43,523,838  $     232,601    $      91,333    $    16,505,095
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                     40,430,322              --             --               --                 --
---------------------------------------  ------------  --------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                               40,430,322      43,523,838        232,601           91,333         16,505,095
 - Liability - Payable to The Lincoln
   National Life Insurance Company              3,268           3,613             19                7              1,340
---------------------------------------  ------------  --------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $ 40,427,054  $   43,520,225  $     232,582    $      91,326    $    16,503,755
                                         ============  ==============  ===============  ===============  ===============
---------------------------------------
PERCENT OF NET ASSETS                            4.94%           5.32%          0.03%            0.01%              2.02%
                                         ============  ==============  ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period            2,225,124       2,415,990         25,362            9,277          1,127,244
  - Unit value                           $     17.019  $       16.920  $       8.243    $       9.051    $        13.268
                                         ------------  --------------  ---------------  ---------------  ---------------
  - Value in accumulation period           37,869,647      40,879,195        209,063           83,967         14,956,269
                                         ------------  --------------  ---------------  ---------------  ---------------
Breakpoint
  - Units in accumulation period              149,700         155,500          2,851              813            116,195
  - Unit value                           $     17.083  $       16.984  $       8.249    $       9.057    $        13.318
                                         ------------  --------------  ---------------  ---------------  ---------------
  - Value in accumulation period            2,557,407       2,641,030         23,519            7,359          1,547,486
                                         ------------  --------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $ 40,427,054  $   43,520,225  $     232,582    $      91,326    $    16,503,755
                                         ============  ==============  ===============  ===============  ===============
---------------------------------------


                                         NB AMT                            T. ROWE PRICE
                                         MID-CAP          NB AMT           INTERNATIONAL
                                         GROWTH           PARTNERS         STOCK
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------------------------------
ASSETS
 - Investments at Market - Affiliated
   (Cost $59,735,504)                    $           --   $            --  $            --
 - Investments at Market - Unaffiliated
   (Cost $696,461,609)                          456,984         3,068,538       26,404,026
---------------------------------------  ---------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                    456,984         3,068,538       26,404,026
 - Liability - Payable to The Lincoln
   National Life Insurance Company                   38               242            2,123
---------------------------------------  ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      456,946   $     3,068,296  $    26,401,903
                                         ===============  ===============  ===============
---------------------------------------
PERCENT OF NET ASSETS                              0.06%             0.38%            3.23%
                                         ===============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Standard
  - Units in accumulation period                 58,719           212,204        1,634,057
  - Unit value                           $        7.673   $        12.571  $        15.400
                                         ---------------  ---------------  ---------------
  - Value in accumulation period                450,575         2,667,632       25,163,692
                                         ---------------  ---------------  ---------------
Breakpoint
  - Units in accumulation period                    830            31,752           80,106
  - Unit value                           $        7.678   $        12.619  $        15.457
                                         ---------------  ---------------  ---------------
  - Value in accumulation period                  6,371           400,664        1,238,211
                                         ---------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $      456,946   $     3,068,296  $    26,401,903
                                         ===============  ===============  ===============
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                  AFIS            AFIS            AMERICAN
                                                  GROWTH          INTERNATIONAL   CENTURY VP
                                                  CLASS 2         CLASS 2         BALANCED
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $      9,200,358  $           --  $        --     $      668,616
 - Dividends from net realized
   gains on investments               93,774,454              --           --            421,057
 - Mortality and expense
   guarantees
    Standard                          (8,635,915)         (1,013)        (214)          (239,539)
    Breakpoint                          (380,672)            (10)          (3)           (16,055)
                                ----------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)          93,958,225          (1,023)        (217)           834,079
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        24,043,594            (103)      (1,881)             4,351
 - Net change in unrealized
   appreciation or
   depreciation on investments      (183,165,865)        (32,539)      (5,687)        (1,759,565)
------------------------------  ----------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (159,122,271)        (32,642)      (7,568)        (1,755,214)
------------------------------  ----------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (65,164,046) $      (33,665) $    (7,785)    $     (921,135)
------------------------------  ================  ==============  ==============  ==============

                                                           FIDELITY VIP    FIDELITY VIP II  FIDELITY VIP II
                                         FIDELITY VIP      MONEY           ASSET            CONTRAFUND
                                         GROWTH            MARKET          MANAGER          SERVICE CLASS 2
                                         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $        333,652  $     6,057     $    3,557,262   $           --
 - Dividends from net realized gains on
   investments                                 33,198,405           --          8,380,669               --
 - Mortality and expense guarantees
    Standard                                   (2,894,918)          --           (979,927)             (31)
    Breakpoint                                    (64,679)          --            (47,560)              (2)
                                         ----------------  --------------  --------------   --------------
NET INVESTMENT INCOME (LOSS)                   30,572,460        6,057         10,910,444              (33)
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                                  9,100,850           --            (16,113)             465
 - Net change in unrealized
   appreciation or depreciation on
   investments                                (72,817,935)          --        (15,977,665)             (74)
---------------------------------------  ----------------  --------------  --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                             (63,717,085)          --        (15,993,778)             391
---------------------------------------  ----------------  --------------  --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $    (33,144,625) $     6,057     $   (5,083,334)  $          358
---------------------------------------  ================  ==============  ==============   ==============

See accompanying notes.

                                AVPSF         AVPSF                      DGPF           DGPF
                                GROWTH        TECHNOLOGY  BARON          REIT           TREND           DREYFUS
                                CLASS B       CLASS B     CAPITAL ASSET  SERVICE CLASS  SERVICE CLASS   SMALL CAP
                                SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $       --    $      --   $         --   $        --    $           --  $      287,728
 - Dividends from net realized
   gains on investments                 --           --         27,413            --                --      35,724,575
 - Mortality and expense
   guarantees
    Standard                          (132)        (693)      (109,431)         (568)             (563)       (763,161)
    Breakpoint                          (3)          (9)        (3,954)          (11)               (2)        (33,194)
                                ------------  ----------  -------------  -------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)          (135)        (702)       (85,972)         (579)             (565)     35,215,948
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                         (34)     (25,252)       244,388         2,861           (10,504)      2,341,124
 - Net change in unrealized
   appreciation or
   depreciation on investments      (5,567)     (54,337)      (612,461)       31,407           (33,037)    (28,644,618)
------------------------------  ------------  ----------  -------------  -------------  --------------  --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       (5,601)     (79,589)      (368,073)       34,268           (43,541)    (26,303,494)
------------------------------  ------------  ----------  -------------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (5,736)   $ (80,291)  $   (454,045)  $    33,689    $      (44,106) $    8,912,454
------------------------------  ============  ==========  =============  =============  ==============  ==============

                                DREYFUS         FIDELITY VIP
                                STOCK           EQUITY-
                                INDEX           INCOME
                                SUBACCOUNT      SUBACCOUNT
------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment
   income                       $    1,593,460  $  1,525,167
 - Dividends from net realized
   gains on investments              2,410,891     5,745,979
 - Mortality and expense
   guarantees
    Standard                        (1,576,187)     (767,797)
    Breakpoint                        (105,782)      (30,379)
                                --------------  ------------
NET INVESTMENT INCOME (LOSS)         2,322,382     6,472,970
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       9,205,849     1,012,668
 - Net change in unrealized
   appreciation or
   depreciation on investments     (29,082,439)   (2,575,816)
------------------------------  --------------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS      (19,876,590)   (1,563,148)
------------------------------  --------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $  (17,554,208) $  4,909,822
------------------------------  ==============  ============

                                         JANUS ASPEN
                                         SERIES          LN            LN              LN            LN              NB AMT
                                         WORLDWIDE       AGGRESSIVE    CAPITAL         GROWTH AND    SOCIAL          MID-CAP
                                         GROWTH          GROWTH        APPRECIATION    INCOME        AWARENESS       GROWTH
                                         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $      918,876  $         --  $         --    $      717    $      122,049  $        --
 - Dividends from net realized gains on
   investments                                3,006,616     2,218,493            --            --         1,443,131           --
 - Mortality and expense guarantees
    Standard                                   (409,161)     (403,627)         (336)         (152)         (162,721)        (838)
    Breakpoint                                  (19,154)      (31,379)          (29)           (5)          (11,032)          (9)
                                         --------------  ------------  --------------  ------------  --------------  ------------
NET INVESTMENT INCOME (LOSS)                  3,497,177     1,783,487          (365)          560         1,391,427         (847)
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                                   43,528       832,257        (1,336)           (1)           84,982      (10,807)
 - Net change in unrealized
   appreciation or depreciation on
   investments                              (13,002,466)   (6,606,345)      (25,497)       (5,589)       (3,107,187)     (58,952)
---------------------------------------  --------------  ------------  --------------  ------------  --------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                           (12,958,938)   (5,774,088)      (26,833)       (5,590)       (3,022,205)     (69,759)
---------------------------------------  --------------  ------------  --------------  ------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $   (9,461,761) $ (3,990,601) $    (27,198)   $   (5,030)   $   (1,630,778) $   (70,606)
---------------------------------------  ==============  ============  ==============  ============  ==============  ============


                                                         T. ROWE PRICE
                                         NB AMT          INTERNATIONAL
                                         PARTNERS        STOCK
                                         SUBACCOUNT      SUBACCOUNT
---------------------------------------
NET INVESTMENT INCOME (LOSS):
 - Dividends from investment income      $      18,262   $    168,512
 - Dividends from net realized gains on
   investments                                 388,368        808,857
 - Mortality and expense guarantees
    Standard                                   (21,980)      (302,926)
    Breakpoint                                  (2,489)       (14,932)
                                         --------------  ------------
NET INVESTMENT INCOME (LOSS)                   382,161        659,511
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                                 (93,737)     1,330,039
 - Net change in unrealized
   appreciation or depreciation on
   investments                                (277,498)    (8,511,998)
---------------------------------------  --------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                             (371,235)    (7,181,959)
---------------------------------------  --------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $      10,926   $ (6,522,448)
---------------------------------------  ==============  ============

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                                 AFIS
                                                 GROWTH
                                                 CLASS 2
                                COMBINED         SUBACCOUNT
-----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $   713,857,907  $             --
Changes From Operations:
  - Net investment income
   (loss)                            36,851,516                --
  - Net realized gain (loss)
   on investments                    11,212,200                --
  - Net change in unrealized
   appreciation or
   depreciation on investments      122,620,849                --
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        170,684,565                --
------------------------------
Change From Unit Transactions:
  - Contract purchases              238,188,776                --
  - Terminated contracts           (203,339,366)               --
------------------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      34,849,410                --
                                ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       205,533,975                --
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             919,391,882                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            93,958,225            (1,023)
  - Net realized gain (loss)
   on investments                    24,043,594              (103)
  - Net change in unrealized
   appreciation or
   depreciation on investments     (183,165,865)          (32,539)
------------------------------  ---------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       (65,164,046)          (33,665)
------------------------------
Change From Unit Transactions:
  - Contract purchases              250,868,091           895,812
  - Terminated contracts           (287,035,901)          (55,172)
------------------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (36,167,810)          840,640
------------------------------  ---------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      (101,331,856)          806,975
------------------------------  ---------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   818,060,026  $        806,975
                                ===============  ================
------------------------------

See accompanying notes.

                                                                    AMERICAN
                                AFIS              AMERICAN          CENTURY           AVPSF             AVPSF
                                INTERNATIONAL     CENTURY           VP CAPITAL        GROWTH            TECHNOLOGY   BARON
                                CLASS 2           VP BALANCED       APPRECIATION      CLASS B           CLASS B      CAPITAL ASSET
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $           --    $     26,987,293  $     20,804,456  $           --    $       --   $    362,696
Changes From Operations:
  - Net investment income
   (loss)                                   --           3,826,200          (125,126)             --            --          6,074
  - Net realized gain (loss)
   on investments                           --             (73,599)          659,640              --            --         24,749
  - Net change in unrealized
   appreciation or
   depreciation on investments              --          (1,418,311)        1,339,467              --            --      1,335,593
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                --           2,334,290         1,873,981              --            --      1,366,416
------------------------------
Change From Unit Transactions:
  - Contract purchases                      --           5,438,764         2,485,925              --            --      8,292,841
  - Terminated contracts                    --          (7,111,833)      (25,164,362)             --            --     (1,436,069)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --          (1,673,069)      (22,678,437)             --            --      6,856,772
                                ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                               --             661,221       (20,804,456)             --            --      8,223,188
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                     --          27,648,514                --              --            --      8,585,884
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 (217)            834,079                --            (135)         (702)       (85,972)
  - Net realized gain (loss)
   on investments                       (1,881)              4,351                --             (34)      (25,252)       244,388
  - Net change in unrealized
   appreciation or
   depreciation on investments          (5,687)         (1,759,565)               --          (5,567)      (54,337)      (612,461)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           (7,785)           (921,135)               --          (5,736)      (80,291)      (454,045)
------------------------------
Change From Unit Transactions:
  - Contract purchases                 209,132           5,234,109                --          78,308       816,963      8,762,986
  - Terminated contracts               (52,636)         (7,422,488)               --            (798)     (319,317)    (5,472,731)
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        156,496          (2,188,379)               --          77,510       497,646      3,290,255
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          148,711          (3,109,514)               --          71,774       417,355      2,836,210
------------------------------  ----------------  ----------------  ----------------  ----------------  -----------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      148,711    $     24,539,000  $             --  $       71,774    $  417,355   $ 11,422,094
                                ================  ================  ================  ================  ===========  ============
------------------------------


                                CALVERT
                                SOCIAL
                                BALANCED
                                SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999   $11,851,735
Changes From Operations:
  - Net investment income
   (loss)                           (73,708)
  - Net realized gain (loss)
   on investments                 1,137,308
  - Net change in unrealized
   appreciation or
   depreciation on investments     (976,958)
------------------------------  -----------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         86,642
------------------------------
Change From Unit Transactions:
  - Contract purchases            2,067,729
  - Terminated contracts        (14,006,106)
------------------------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                 (11,938,377)
                                -----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                   (11,851,735)
------------------------------  -----------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                  --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                --
  - Net realized gain (loss)
   on investments                        --
  - Net change in unrealized
   appreciation or
   depreciation on investments           --
------------------------------  -----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                            --
------------------------------
Change From Unit Transactions:
  - Contract purchases                   --
  - Terminated contracts                 --
------------------------------  -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          --
------------------------------  -----------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            --
------------------------------  -----------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $        --
                                ===========
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                DGPF              DGPF
                                REIT              TREND
                                SERVICE CLASS     SERVICE CLASS
                                SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $            --   $            --
Changes From Operations:
  - Net investment income
   (loss)                                    --                --
  - Net realized gain (loss)
   on investments                            --                --
  - Net change in unrealized
   appreciation or
   depreciation on investments               --                --
------------------------------  ----------------  ---------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 --                --
------------------------------
Change From Unit Transactions:
  - Contract purchases                       --                --
  - Terminated contracts                     --                --
------------------------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                              --                --
                                ----------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                                --                --
------------------------------  ----------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                      --                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                  (579)             (565)
  - Net realized gain (loss)
   on investments                         2,861           (10,504)
  - Net change in unrealized
   appreciation or
   depreciation on investments           31,407           (33,037)
------------------------------  ----------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                            33,689           (44,106)
------------------------------
Change From Unit Transactions:
  - Contract purchases                  768,472           632,967
  - Terminated contracts               (193,590)         (236,806)
------------------------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         574,882           396,161
------------------------------  ----------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           608,571           352,055
------------------------------  ----------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $       608,571   $       352,055
                                ================  ===============
------------------------------

See accompanying notes.

                                                                                                FIDELITY VIP     FIDELITY VIP II
                                DREYFUS          DREYFUS        FIDELITY VIP   FIDELITY VIP     MONEY            ASSET
                                SMALL CAP        STOCK INDEX    EQUITY-INCOME  GROWTH           MARKET           MANAGER
                                SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $    66,653,622  $ 148,151,488   $91,781,989   $   207,007,876  $     209,732    $  108,742,007
Changes From Operations:
  - Net investment income
   (loss)                              (608,202)     1,751,238     3,435,953        21,365,043          6,572         7,067,072
  - Net realized gain (loss)
   on investments                       602,779      3,241,455     1,364,238         2,656,719             --           683,905
  - Net change in unrealized
   appreciation or
   depreciation on investments       13,636,771     25,154,434       (17,265)       54,827,089             --         2,796,651
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         13,631,348     30,147,127     4,782,926        78,848,851          6,572        10,547,628
------------------------------
Change From Unit Transactions:
  - Contract purchases               15,829,789     44,550,458    20,158,465        54,860,285      1,083,892        16,372,551
  - Terminated contracts            (21,679,082)   (34,483,199)  (22,823,373)      (37,001,613)    (1,140,287)      (22,097,156)
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      (5,849,293)    10,067,259    (2,664,908)       17,858,672        (56,395)       (5,724,605)
                                ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         7,782,055     40,214,386     2,118,018        96,707,523        (49,823)        4,823,023
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              74,435,677    188,365,874    93,900,007       303,715,399        159,909       113,565,030
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                            35,215,948      2,322,382     6,472,970        30,572,460          6,057        10,910,444
  - Net realized gain (loss)
   on investments                     2,341,124      9,205,849     1,012,668         9,100,850             --           (16,113)
  - Net change in unrealized
   appreciation or
   depreciation on investments      (28,644,618)   (29,082,439)   (2,575,816)      (72,817,935)            --       (15,977,665)
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         8,912,454    (17,554,208)    4,909,822       (33,144,625)         6,057        (5,083,334)
------------------------------
Change From Unit Transactions:
  - Contract purchases               20,206,811     33,863,414    14,688,592        54,067,445        832,788        15,983,998
  - Terminated contracts            (22,231,455)   (58,171,383)  (34,001,840)      (75,003,747)      (898,346)      (32,553,755)
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      (2,024,644)   (24,307,969)  (19,313,248)      (20,936,302)       (65,558)      (16,569,757)
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         6,887,810    (41,862,177)  (14,403,426)      (54,080,927)       (59,501)      (21,653,091)
------------------------------  ---------------  -------------   -----------   ---------------  -------------    ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    81,323,487  $ 146,503,697   $79,496,581   $   249,634,472  $     100,408    $   91,911,939
                                ===============  =============   ===========   ===============  =============    ===============
------------------------------

                                FIDELITY VIP II
                                CONTRAFUND
                                SERVICE CLASS 2
                                SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999    $          --
Changes From Operations:
  - Net investment income
   (loss)                                   --
  - Net realized gain (loss)
   on investments                           --
  - Net change in unrealized
   appreciation or
   depreciation on investments              --
------------------------------   -------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                --
------------------------------
Change From Unit Transactions:
  - Contract purchases                      --
  - Terminated contracts                    --
------------------------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --
                                 -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                               --
------------------------------   -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                     --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                  (33)
  - Net realized gain (loss)
   on investments                          465
  - Net change in unrealized
   appreciation or
   depreciation on investments             (74)
------------------------------   -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                              358
------------------------------
Change From Unit Transactions:
  - Contract purchases                  36,462
  - Terminated contracts               (16,000)
------------------------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         20,462
------------------------------   -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           20,820
------------------------------   -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $      20,820
                                 =============
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999 AND 2000

                                JANUS ASPEN
                                SERIES         LN
                                WORLDWIDE      AGGRESSIVE
                                GROWTH         GROWTH
                                SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $     942,441  $       232,745
Changes From Operations:
  - Net investment income
   (loss)                             (70,079)         (93,324)
  - Net realized gain (loss)
   on investments                      18,535          211,537
  - Net change in unrealized
   appreciation or
   depreciation on investments      6,623,735        9,266,279
------------------------------  -------------  ---------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        6,572,191        9,384,492
------------------------------
Change From Unit Transactions:
  - Contract purchases             16,982,918       23,005,047
  - Terminated contracts           (1,507,323)      (2,970,300)
------------------------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    15,475,595       20,034,747
                                -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      22,047,786       29,419,239
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            22,990,227       29,651,984
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                           3,497,177        1,783,487
  - Net realized gain (loss)
   on investments                      43,528          832,257
  - Net change in unrealized
   appreciation or
   depreciation on investments    (13,002,466)      (6,606,345)
------------------------------  -------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      (9,461,761)      (3,990,601)
------------------------------
Change From Unit Transactions:
  - Contract purchases             44,812,391       33,158,819
  - Terminated contracts          (17,913,803)     (15,299,977)
------------------------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    26,898,588       17,858,842
------------------------------  -------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      17,436,827       13,868,241
------------------------------  -------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  40,427,054  $    43,520,225
                                =============  ===============
------------------------------

See accompanying notes.

                                LN               LN               LN                   NB AMT
                                CAPITAL          GROWTH AND       SOCIAL               MID-CAP
                                APPRECIATION     INCOME           AWARENESS            GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999   $           --   $          --    $         420,179    $           --
Changes From Operations:
  - Net investment income
   (loss)                                   --              --              110,919                --
  - Net realized gain (loss)
   on investments                           --              --               30,002                --
  - Net change in unrealized
   appreciation or
   depreciation on investments              --              --            1,993,385                --
------------------------------  ---------------  ---------------  -----------------    ---------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                --              --            2,134,306                --
------------------------------
Change From Unit Transactions:
  - Contract purchases                      --              --           16,797,408                --
  - Terminated contracts                    --              --           (1,873,851)               --
------------------------------  ---------------  ---------------  -----------------    ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --              --           14,923,557                --
                                ---------------  ---------------  -----------------    ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                               --              --           17,057,863                --
------------------------------  ---------------  ---------------  -----------------    ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                     --              --           17,478,042                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                                 (365)            560            1,391,427              (847)
  - Net realized gain (loss)
   on investments                       (1,336)             (1)              84,982           (10,807)
  - Net change in unrealized
   appreciation or
   depreciation on investments         (25,497)         (5,589)          (3,107,187)          (58,952)
------------------------------  ---------------  ---------------  -----------------    ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (27,198)         (5,030)          (1,630,778)          (70,606)
------------------------------
Change From Unit Transactions:
  - Contract purchases                 292,784          99,742            5,234,986           676,989
  - Terminated contracts               (33,004)         (3,386)          (4,578,495)         (149,437)
------------------------------  ---------------  ---------------  -----------------    ---------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        259,780          96,356              656,491           527,552
------------------------------  ---------------  ---------------  -----------------    ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          232,582          91,326             (974,287)          456,946
------------------------------  ---------------  ---------------  -----------------    ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      232,582   $      91,326    $      16,503,755    $      456,946
                                ===============  ===============  =================    ===============
------------------------------

                                               T. ROWE PRICE
                                NB AMT         INTERNATIONAL
                                PARTNERS       STOCK
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT JANUARY 1, 1999   $     322,436  $  29,387,212
Changes From Operations:
  - Net investment income
   (loss)                               2,269        250,615
  - Net realized gain (loss)
   on investments                       4,692        650,240
  - Net change in unrealized
   appreciation or
   depreciation on investments          5,884      8,054,095
------------------------------  -------------  -------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           12,845      8,954,950
------------------------------
Change From Unit Transactions:
  - Contract purchases              2,408,145      7,854,559
  - Terminated contracts             (579,152)    (9,465,660)
------------------------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     1,828,993     (1,611,101)
                                -------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       1,841,838      7,343,849
------------------------------  -------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             2,164,274     36,731,061
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             382,161        659,511
  - Net realized gain (loss)
   on investments                     (93,737)     1,330,039
  - Net change in unrealized
   appreciation or
   depreciation on investments       (277,498)    (8,511,998)
------------------------------  -------------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          10,926     (6,522,448)
------------------------------
Change From Unit Transactions:
  - Contract purchases              2,332,432      7,181,689
  - Terminated contracts           (1,439,336)   (10,988,399)
------------------------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       893,096     (3,806,710)
------------------------------  -------------  -------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         904,022    (10,329,158)
------------------------------  -------------  -------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   3,068,296  $  26,401,903
                                =============  =============
------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1.   ACCOUNTING POLICIES AND ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account L (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Beginning June 30, 1999, contracts are eligible for the lower, or "Breakpoint", mortality and expense risk charge if criteria has been satisfied that the Company realizes lower issue and administrative cost.

   On October 1, 1996, UNUM Life Insurance Company of America (UNUM America) completed the sale of their tax-qualified annuity business to the Company and Lincoln Life & Annuity Company of New York (LNY), a wholly owned subsidiary of the Company. The contracts of participants in the variable accounts of UNUM America with respect to which consent is obtained from the contractholders and/or participants have been reinsured pursuant to an assumption reinsurance agreement. Assets attributable to such participants' contracts were transferred to the Variable Account and variable accounts of LNY. Assets attributable to contracts of participants with respect to which such consent is not obtained will remain in the variable accounts of UNUM America.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of twenty three mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS International Class 2 Fund

   American Century Variable Portfolios, Inc.:
     American Century VP Balanced Portfolio

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Growth Class B Fund
     AVPSF Technology Class B Fund

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   Delaware Group Premium Fund (DGPF):
     REIT Service Class Series
     Trend Service Class Series

   Dreyfus Variable Investment Fund:
     Dreyfus Small Cap Portfolio
     Dreyfus Stock Index Fund

   Fidelity Variable Insurance Products Fund:
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP Money Market Portfolio

   Fidelity Variable Insurance Products Fund II:
     Fidelity VIP II Asset Manager Portfolio
     Fidelity VIP II Contrafund Service Class 2 Portfolio

   Janus Aspen Series:
     Janus Aspen Series Worldwide Growth Portfolio

   Lincoln National (LN):
     LN Aggressive Growth Fund
     LN Capital Appreciation Fund
     LN Growth & Income Fund
     LN Social Awareness Fund

   Neuberger Berman Advisors Management Trust (NB AMT)
     NB AMT Mid-Cap Growth Fund
     NB AMT Partners Fund

   T. Rowe Price International Series, Inc.:
     T. Rowe Price International Stock Portfolio

   The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

1.   ACCOUNTING POLICIES AND ACCOUNT
    INFORMATION (CONTINUED)
   Money Market Portfolio, which is invested monthly. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.   MORTALITY AND EXPENSE GUARANTEES

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge. The rates are as follows:

      -  Standard at a daily rate of .00273973 (1.00% on an annual basis)

      -  Breakpoint at a daily rate of .00205479 (.75% on an annual basis)

   Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. NET ASSETS

   The following is a summary of net assets owned at December 31, 2000.

                                                                                           AMERICAN
                                                AFIS          AFIS           AMERICAN      CENTURY
                                                GROWTH        INTERNATIONAL  CENTURY       VP CAPITAL
                                                CLASS 2       CLASS 2        VP BALANCED   APPRECIATION
                                COMBINED        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  533,650,131  $   840,640   $    156,496   $ 17,287,700  $ (1,267,673)
Accumulated net investment
   income (loss)                   182,466,427       (1,023)          (217)     8,024,488       855,094
Accumulated net realized gain
   (loss) on investments            40,013,641         (103)        (1,881)       167,112       412,579
Net unrealized appreciation or
   depreciation on investments      61,929,827      (32,539)        (5,687)      (940,300)           --
------------------------------  --------------  ------------  ------------   ------------  ------------
------------------------------
                                $  818,060,026  $   806,975   $    148,711   $ 24,539,000  $         --
                                ==============  ============  ============   ============  ============


                                                                  FIDELITY VIP       FIDELITY VIP II  FIDELITY VIP II
                                FIDELITY VIP     FIDELITY VIP     MONEY              ASSET            CONTRAFUND
                                EQUITY-INCOME    GROWTH           MARKET             MANAGER          SERVICE CLASS 2
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $   51,461,233   $   128,821,869  $       70,435     $   61,876,304   $          20,462
Accumulated net investment
   income (loss)                    15,074,422        70,748,273          29,973         32,026,374                 (33)
Accumulated net realized gain
   (loss) on investments             2,861,994        13,540,617              --            859,420                 465
Net unrealized appreciation or
   depreciation on investments      10,098,932        36,523,713              --         (2,850,159)                (74)
------------------------------  ---------------  ---------------  ---------------    ---------------  -----------------
------------------------------
                                $   79,496,581   $   249,634,472  $      100,408     $   91,911,939   $          20,820
                                ===============  ===============  ===============    ===============  =================

                                AVPSF       AVPSF                        CALVERT       DGPF           DGPF
                                GROWTH      TECHNOLOGY    BARON          SOCIAL        REIT           TREND          DREYFUS
                                CLASS B     CLASS B       CAPITAL ASSET  BALANCED      SERVICE CLASS  SERVICE CLASS  SMALL CAP
                                SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $ 77,510    $   497,646   $ 10,473,253   $ (2,407,392) $    574,882   $    396,161   $  54,289,496
Accumulated net investment
   income (loss)                    (135)          (702)       (80,272)     1,178,798          (579)          (565)     38,267,017
Accumulated net realized gain
   (loss) on investments             (34)       (25,252)       270,659      1,228,594         2,861        (10,504)      3,264,852
Net unrealized appreciation or
   depreciation on investments    (5,567)       (54,337)       758,454             --        31,407        (33,037)    (14,497,878)
------------------------------  ----------  ------------  ------------   ------------  ------------   -------------  -------------
------------------------------
                                $ 71,774    $   417,355   $ 11,422,094   $         --  $    608,571   $    352,055   $  81,323,487
                                ==========  ============  ============   ============  ============   =============  =============


                                DREYFUS
                                STOCK INDEX
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  88,972,783
Accumulated net investment
   income (loss)                    7,931,355
Accumulated net realized gain
   (loss) on investments           14,142,681
Net unrealized appreciation or
   depreciation on investments     35,456,878
------------------------------  -------------
------------------------------
                                $ 146,503,697
                                =============

                                  JANIS ASPEN
                                  SERIES             LN                 LN                 LN                 LN
                                  WORLDWIDE          AGGRESSIVE         CAPITAL            GROWTH AND         SOCIAL
                                  GROWTH             GROWTH             APPRECIATION       INCOME             AWARENESS
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units             $    43,228,674    $    38,103,586    $      259,780     $      96,356      $    15,956,849
Accumulated net investment
   income (loss)                        3,427,345          1,689,895              (365)              560            1,503,171
Accumulated net realized gain
   (loss) on investments                   62,603          1,043,993            (1,336)               (1)             115,702
Net unrealized appreciation or
   depreciation on investments         (6,291,568)         2,682,751           (25,497)           (5,589)          (1,071,967)
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                  $    40,427,054    $    43,520,225    $      232,582     $      91,326      $    16,503,755
                                  ===============    ===============    ===============    ===============    ===============


                                NB AMT                                T. ROWE PRICE
                                MID-CAP            NB AMT             INTERNATIONAL
                                GROWTH             PARTNERS           STOCK
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $      527,552     $     3,031,588    $    20,303,941
Accumulated net investment
   income (loss)                          (847)            384,063          1,410,337
Accumulated net realized gain
   (loss) on investments               (10,807)            (88,733)         2,178,160
Net unrealized appreciation or
   depreciation on investments         (58,952)           (258,622)         2,509,465
------------------------------  ---------------    ---------------    ---------------
------------------------------
                                $      456,946     $     3,068,296    $    26,401,903
                                ===============    ===============    ===============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

4.   PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                         AGGREGATE       AGGREGATE
                                         COST OF         PROCEEDS
                                         PURCHASES       FROM SALES
-----------------------------------------------------------------------
AFIS Growth Class 2 Fund                 $      843,013  $        3,330
---------------------------------------
AFIS International Class 2 Fund                 205,767          49,476
---------------------------------------
American Century VP Balanced Portfolio        2,641,454       3,994,513
---------------------------------------
AVPSF Growth Class B Fund                        77,925             544
---------------------------------------
AVPSF Technology Class B Fund                   727,225         230,246
---------------------------------------
Baron Capital Asset Fund                      5,757,547       2,552,559
---------------------------------------
DGPF REIT Service Class Series                  687,286         112,934
---------------------------------------
DGPF Trend Service Class Series                 595,868         200,242
---------------------------------------
Dreyfus Small Cap Portfolio                  42,622,414       9,426,378
---------------------------------------
Dreyfus Stock Index Fund                      7,639,387      29,618,114
---------------------------------------
Fidelity VIP Equity-Income Portfolio          8,846,935      21,683,256
---------------------------------------
Fidelity VIP Growth Portfolio                44,454,425      34,805,895
---------------------------------------
Fidelity VIP Money Market Portfolio             482,086         541,587
---------------------------------------
Fidelity VIP II Asset Manager Portfolio      13,849,275      19,504,160
---------------------------------------
Fidelity VIP II Contrafund Service
   Class 2 Portfolio                             36,105          15,674
---------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                 34,898,099       4,499,679
---------------------------------------
LN Aggressive Growth Fund                    24,505,036       4,859,870
---------------------------------------
LN Capital Appreciation Fund                    279,875          20,441
---------------------------------------
LN Growth and Income Fund                        96,929               6
---------------------------------------
LN Social Awareness Fund                      3,813,652       1,764,861
---------------------------------------
NB AMT Mid-Cap Growth Fund                      628,370         101,627
---------------------------------------
NB AMT Partners Fund                          2,039,038         763,595
---------------------------------------
T. Rowe Price International Stock
   Portfolio                                  2,890,496       6,036,558
---------------------------------------
                                         --------------  --------------
                                         $  198,618,207  $  140,785,545
                                         ==============  ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2000.

                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                     11,012   $73.29  $       807,041  $      839,580
---------------------------------------
AFIS International Class 2 Fund               7,244    20.53          148,723         154,410
---------------------------------------
American Century VP Balanced Portfolio    3,375,651     7.27       24,540,980      25,481,280
---------------------------------------
AVPSF Growth Class B Fund                     2,872    24.99           71,780          77,347
---------------------------------------
AVPSF Technology Class B Fund                16,763    24.90          417,390         471,727
---------------------------------------
Baron Capital Asset Fund                    661,821    17.26       11,423,030      10,664,576
---------------------------------------
DGPF REIT Service Class Series               55,229    11.02          608,620         577,213
---------------------------------------
DGPF Trend Service Class Series              11,827    29.77          352,085         385,122
---------------------------------------
Dreyfus Small Cap Portfolio               2,018,119    40.30       81,330,188      95,828,066
---------------------------------------
Dreyfus Stock Index Fund                  4,309,282    34.00      146,515,588     111,058,710
---------------------------------------
Fidelity VIP Equity-Income Portfolio      3,115,324    25.52       79,503,063      69,404,131
---------------------------------------
Fidelity VIP Growth Portfolio             5,719,474    43.65      249,655,059     213,131,346
---------------------------------------
Fidelity VIP Money Market Portfolio         100,408     1.00          100,408         100,408
---------------------------------------
Fidelity VIP II Asset Manager Portfolio   5,744,964    16.00       91,919,426      94,769,585
---------------------------------------
Fidelity VIP II Contrafund Service
   Class 2 Portfolio                            881    23.64           20,822          20,896
---------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                              1,093,302    36.98       40,430,322      46,721,890
---------------------------------------
LN Aggressive Growth Fund                 2,466,639    17.65       43,523,838      40,841,087
---------------------------------------
LN Capital Appreciation Fund                  9,177    25.35          232,601         258,098
---------------------------------------
LN Growth and Income Fund                     2,112    43.25           91,333          96,922
---------------------------------------
LN Social Awareness Fund                    443,590    37.21       16,505,095      17,577,062
---------------------------------------
NB AMT Mid-Cap Growth Fund                   20,328    22.48          456,984         515,936
---------------------------------------
NB AMT Partners Fund                        189,767    16.17        3,068,538       3,327,160
---------------------------------------
T. Rowe Price International Stock
   Portfolio                              1,752,092    15.07       26,404,026      23,894,561
                                                              ---------------  --------------
---------------------------------------
                                                              $   818,126,940  $  756,197,113
                                                              ===============  ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

6.   NEW INVESTMENT FUNDS

   During 2000, the AFIS Growth Class 2 Fund, the AFIS International Class 2 Fund, the AVPSF Growth Class B Fund, the AVPSF Technology Class B Fund, the DGPF REIT Series Service Class Portfolio, the DGPF Trend Series Serivce Class Portfolio, the Fidelity VIP II Contrafund Service Class 2 Fund, the LN Capital Appreciation Fund, the LN Growth & Income Fund and the NB AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners.

7.   FUND SUBSTITUTION

   In August of 1999, the share substitution replaced the Calvert Social Balanced Portfolio with the Lincoln National Social Awareness Fund, and the American Century VP Capital Appreciation Portfolio with the Lincoln National Aggressive Growth Fund, as investment options under the variable annuity contracts. The substitution resulted in the involuntary reinvestment of participants cash value in the Calvert Social Balanced Portfolio and the American Century VP Capital Appreciation Portfolio.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account L

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account L ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, American Century Variable Portfolios ("American Century VP") Balanced, American Century VP Capital Appreciation, Alliance Variable Products Series Fund ("AVPSF") Growth Class B, AVPSF Technology Class B, Baron Capital Funds Trust Capital Asset, Calvert Social Balanced, Delaware Group Premium Fund ("DGPF") REIT Service Class, DGPF Trend Service Class, Dreyfus Variable Investment Fund ("Dreyfus") Small Cap, Dreyfus Stock Index, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity Income, Fidelity VIP Growth, Fidelity VIP Money Market, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class 2, Janus Aspen Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Capital Appreciation, LN
Growth & Income, LN Social Awareness, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, and T. Rowe Price International Stock) as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account L at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

                                     PART C
                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2. Part B. The following financial statements for the Variable Account are included in Part B of this Registration
                    Statement:

                    Statement of Assets and Liability - December 31, 2000 Statement of Operations - Year ended December 31, 2000 Statements of Changes in Net Assets - Years ended December
                      31, 2000 and 1999
                    Notes to Financial Statements - December 31, 2000
                    Report of Ernst & Young LLP, Independent Auditors

          3. Part B. The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

                    Balance Sheets - Statutory-Basis - Years ended December 31, 2000 and 1999
                    Statements of Operations - Statutory Basis - Years ended
                      December 31, 2000, 1999 and 1998
                    Statements of Changes in Capital and Surplus - Statutory
                      Basis - Years ended December 31, 2000, 1999 and 1998
                    Statements of Cash Flows - Statutory Basis - Years ended
                      December 31, 2000, 1999 and 1998
                    Notes to Statutory-basis Financial Statements - December 31,
                      2000
                    Report of Ernst & Young LLP, Independent Auditors

     (b)  Exhibits


          1(a). Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L")./1/

          1(b). Amendment dated December 2, 1996 adopted by the Board of Directors to resolution establishing Account L./2/

          2.        Not applicable.

          3(a).     Principal Underwriting Contract./1/

          3(b).     Broker-dealer sales agreement./1/

        4(a).     Group Variable Annuity I Contract for The Lincoln National
                    Life Insurance Company./9/


          4(b). Group Variable Annuity II Contract for The Lincoln National Life Insurance Company./9/


          4(c). Group Variable Annuity III Contract for The Lincoln National Life Insurance Company./9/


          4(d).     Endorsement to Group Annuity Contracts./9/


          4(e).     Group Annuity Amendment to the contract./9/


          4(f).     Endorsement to Certificate./9/


          5(a).     Application for Group Annuity Contract./9/


          5(b).     Participant Enrollment Form/9/

          6(a). Articles of Incorporation of The Lincoln National Life Insurance Company./5/

          6(b).     Bylaws of The Lincoln National Life Insurance Company./6/

          7.        Not applicable.

          8(a). Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company./7/

          8(b).     Fund Participation Agreement/Amendments for American
                    Century.

          8(c).     Fund Participation Agreement/Amendments for Baron.

          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/

          8(e).     Fund Participation Agreement/Amendments for Fidelity.

          8(f).     Fund Participation Agreement/Amendments for Janus.

          8(g). Fund Participation Agreement/Amendments for The Lincoln National Aggressive Growth Fund, Inc.

          8(h). Fund Participation Agreement/Amendments for The Lincoln National Social Awareness Fund, Inc.

          8(i).     Fund Participation Agreement/Amendments for Neuberger
                    Berman.

          8(j). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price International Services, Inc. and T. Rowe Price Investment Services, Inc./1/

          8(k).     Fund Participation Agreement/Amendments for Alliance.


          8(l).     Fund Participation Agreement/Amendments for American
                    Funds.


          8(m).     Fund Participation Agreement/Amendments for Delaware
                    Group.


          8(n). Fund Participation Agreement/Amendments for The Lincoln National Capital Appreciation Fund, Inc.


          8(o). Fund Participation Agreement/Amendments for The Lincoln National Growth & Income Fund.

          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered./1/

          10(a).    Consent of Ernst & Young LLP, Independent Auditors

          11.       Not applicable.

          12.       Not applicable.

          13.(a)    Schedule for Computation of Performance Quotations./3/

          13.(b) Supplement to Schedule for Computation of Performance Quotations./4/

          14.       Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding Company System.

          15(b).    Memorandum Concerning Books and Records.

          16(a).    Powers of Attorney-Janet Chrzan.

          16(b).    Powers of Attorney-Lawrence T. Rowland./8/

          16(c).    Powers of Attorney-Charles Haldeman, Jr.


          16(d).

          16(e).    Powers of Attorney-Richard C. Vaughan./8/

          16(f).    Powers of Attorney-Jon A. Boscia./9/

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with The Securities and Exchange Commission on September 26, 1996 (File No. 333-05827).

          /2/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

          /3/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1997 (File No. 333-05827).

          /4/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on May 1, 1998 (File No. 333-5827).

          /5/ Incorporated by reference to the Registration Statement on Form S-6 (333-40745) filed November 21, 1997.

          /6/ Incorporated by reference to Post-effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

          /7/ Incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

          /8/ Incorporated herein by reference to Post-effective Amendment No. 4 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 16, 1999 (File No. 333-5827).

          /9/ Incorporated herein by reference to Post-effective Amendment No. 7 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 26, 2000. (File No. 333-5827).


Item 25.            Directors and Officers of the Depositor


The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                                Positions and Offices
-----                               ----------------------------------------
Jon A. Boscia**                     President and Director
Lorry J. Stensrud*                  Chief Executive Officer of Annuities, Executive Vice President, and
                                    Director
John H. Gotta****                   Chief Executive Officer of Life Insurance, Executive Vice President, and
                                    Director
Gary W. Parker ****                 Senior Vice President
Charles E. Haldeman, Jr.*****       Director
Cynthia A. Rose*                    Secretary and Assistant Vice President
Lawrence T. Rowland***              Executive Vice President and Director
Eldon J. Summers*                   Second Vice President and Treasurer
Richard C. Vaughan**                Director
Janet Chrzan*                       Senior Vice President, Chief Financial Officer and Director
Elizabeth Frederick*                Senior Vice President and General Counsel
Diane Dillman*                      Director of Annuities Compliance
Christine Frederick****             Director of Life Compliance




* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

*** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538

****  Principal business address is 350 Church Street, Hartford, CT 06103

***** Principal business address is One Commerce Square, 2005 Market Street,
      39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Lincoln National Variable Annuity Account L

Lincoln National Variable Annuity Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.       Number of Contractholders


  As of March 31, 2001, Registrant had 896 Contractholders.


Item 28.       Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.       Principal Underwriter


     (a) Lincoln Financial ADVISORS Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-1 Separate Account of First UNUM Life Insurance Company.

     (b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial ADVISORS Corporation:


NAME AND ADDRESS                   POSITIONS AND OFFICES
-----------------
                                   WITH LINCOLN FINANCIAL ADVISORS CORPORATION
                                   -------------------------------------------
J. Michael Hemp****                President and Director
Susan G. Schildt****               Senior Vice President and Director
John M. Behrendt**                 Vice President
Jeffrey C. Carleton*****           Vice President
Lucy D. Case**                     Vice President, Assistant Secretary
                                   and Director
Matthew Lynch*****                 Vice President, Chief Financial and
                                   Administrative Officer and Director
C. Gary Shimmin*****               Vice President
Michael E. McMath*****             Senior Vice President and Director
Frederick J. Crawford***           Vice President and Treasurer
Cynthia A. Rose*                   Secretary


* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

***  Principal business address is Center Square West Tower, 1500 Market Street
     - Suite 3900, Philadelphia, PA 19102-2118

**** 18383 Preston Road, Suite 230, Dallas, TX 75252-5499

*****350 Church Street, Hartford, CT 06103
     c)


Name of                                      Net Underwriting
Principal                                    Discounts and          Compensation    Brokerage
Underwriter                                  Commissions            on Redemption   Commissions  Compensation
------------                                 -----------------      -------------   -----------  ------------
Lincoln Financial ADVISORS Corporation       None                   None            None         9,016,587

Item 30.  Location of Accounts and Records



Exhibit 15(b) is hereby expressly incorporated herein by this reference (to be updated).

Item 31.  Management Services

None

Item 32.  Undertakings and Representations


The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                403(b) ANNUITIES
                                ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.

                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.


                                FEES AND CHARGES
                                ----------------

     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 12th day of April, 2001.


                        LINCOLN NATIONAL VARIABLE ANNUITY
                        Account L - Group Variable Annuity
                        (Registrant)

                        By: /s/ Ronald L. Stopher
                            ------------------------------
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.

                        THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (Depositor)

                        By: /s/ Lorry J. Stensrud
                            ------------------------------
                            Lorry J. Stensrud
                            (Signature-Officer of Depositor)
                            Executive Vice President, Lincoln National Life Insurance, Co.
                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                  DATE
---------                                   -----                                  ----
 **                                 President and Director                      April 12, 2001
------------------------            (Principal Executive Officer)                     ----
Jon A. Boscia


/s/ Lorry J. Stensrud               Executive Vice President,                   April 12, 2001
------------------------            Chief Executive Officer of                        ----
Lorry J. Stensrud                   Annuities, and Director

 ***                                Senior Vice President, Chief                April 12, 2001
------------------------            Financial Officer and Director                    ----
Janet Chrzan                        (Principal Accounting Officer and
                                    Principal Financial Officer)

  *                                 Executive Vice President                    April 12, 2001
------------------------            and Director                                      ----
Lawrence T. Rowland

------------------------            Executive Vice President,                   April   , 2001
John H. Gotta                       Chief Executive Officer of                        ----
                                    Life Insurance, and Director

  *                                 Director                                    April 12, 2001
------------------------                                                              -----
Richard C. Vaughan


  ***                               Director                                    April 12, 2001
------------------------                                                              -----
Charles E. Haldeman, Jr.


*By /s/ Steven M. Kluever
    ------------------------        Pursuant to a Power of Attorney filed with Post-Effective
    Steven M. Kluever               Amendment No.4 to the Registration Statement

**By /s/ Steven M. Kluever
     -----------------------        Pursuant to a Power of Attorney filed with Post-Efective
     Steven M. Kluever              Amendment No. 7 Registration Statement

*** By /s/ Steven M. Kluever
       ---------------------        Pursuant to a Power of Attorney filed with this
       Steven M. Kluever            Registration Statement